UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                      811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             August 31

Date of reporting period:             May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

May 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 10.5%
Adelaide Brighton Ltd.	1,031	$4,242
AGL Energy Ltd.	389	5,239
Amcor Ltd.	868	10,237
AMP Ltd.	145	592
Ansell Ltd.	51	706
APA Group (a)	337	2,141
Aristocrat Leisure Ltd.	49	457
Asciano Ltd.	418	2,692
ASX Ltd.	137	4,418
Aurizon Holdings Ltd.	1,708	5,581
AusNet Services	2,159	2,463
Australia & New Zealand Banking Group Ltd.	15	277
Bank of Queensland Ltd.	85	716
Bendigo and Adelaide Bank Ltd.	42	312
BHP Billiton Ltd.	1	14
Boral Ltd.	825	4,064
Brambles Ltd.	475	4,422
Caltex Australia Ltd.	344	8,154
Challenger Ltd.	251	1,740
CIMIC Group Ltd.	111	3,007
Coca-Cola Amatil Ltd.	223	1,435
Cochlear Ltd.	50	4,371
Commonwealth Bank of Australia	2	112
Computershare Ltd.	123	957
Crown Resorts Ltd.	66	576
CSL Ltd.	54	4,529
CSR Ltd.	601	1,563
Dexus Property Group REIT	1,597	10,019
Domino’s Pizza Enterprises Ltd.	17	848
Downer EDI Ltd.	283	802
DUET Group (a)	1,625	2,767
DuluxGroup Ltd.	758	3,536
Fairfax Media Ltd.	349	233
Flight Centre Travel Group Ltd.	58	1,328
Goodman Group REIT	3,156	16,256
GPT Group REIT	3,090	12,043
Harvey Norman Holdings Ltd.	438	1,447
Healthscope Ltd.	87	189
Iluka Resources Ltd.	34	159
Incitec Pivot Ltd.	1,072	2,679
Insurance Australia Group Ltd.	725	3,088
IOOF Holdings Ltd. (b)	134	801
LendLease Group (a)	300	2,919
Macquarie Atlas Roads Group (a)	566	2,149
Macquarie Group Ltd.	4	217
Magellan Financial Group Ltd.	59	1,055
Medibank Pvt Ltd.	4,251	9,855
Metcash Ltd.*	1,377	2,045
Mirvac Group REIT	5,425	7,644
Newcrest Mining Ltd.*	58	801
Nufarm Ltd.	117	665
Oil Search Ltd.	328	1,613
Orica Ltd.	39	384
Orora Ltd.	3,824	7,646
OZ Minerals Ltd.	149	589
Perpetual Ltd.	29	915
Platinum Asset Management Ltd.	186	887
Qantas Airways Ltd.*	395	881
QBE Insurance Group Ltd.	56	505
Ramsay Health Care Ltd.	29	1,528
REA Group Ltd.	39	1,582
Scentre Group REIT	5,472	18,473
Seek Ltd.	64	756
Shopping Centres Australasia Property Group REIT	2,574	4,214
Sonic Healthcare Ltd.	323	5,008
Star Entertainment Group Ltd.	900	3,684
Stockland REIT	2,553	8,378
Suncorp Group Ltd.	115	1,081
Sydney Airport (a)	454	2,329
Tabcorp Holdings Ltd.	788	2,523
Tatts Group Ltd.	943	2,692
Telstra Corp. Ltd.	158	640
TPG Telecom Ltd.	158	1,410
Transurban Group (a)	105	917
Treasury Wine Estates Ltd.	206	1,543
Vicinity Centres REIT	1,931	4,560
Wesfarmers Ltd.	216	6,358
Westfield Corp. REIT	2,184	16,961
Westpac Banking Corp.	15	334

Woodside Petroleum Ltd.	115	2,283
Woolworths Ltd.	281	4,503

		263,739

Austria - 0.1%
ANDRITZ AG	12	612
OMV AG (b)	22	613
Telekom Austria AG	60	372
Voestalpine AG	8	274

		1,871

Belgium - 1.6%
Ackermans & van Haaren NV	20	2,596
Ageas	25	1,012
bpost SA	151	3,982
Colruyt SA	119	7,074
Delhaize Group	69	7,238
Groupe Bruxelles Lambert SA	28	2,382
Proximus SA	185	6,014
Solvay SA	9	914
Telenet Group Holding NV*	17	810
UCB SA	9	651
Umicore SA	157	7,917

		40,590

Canada - 7.6%
Agnico Eagle Mines Ltd.	3	135
Agrium, Inc.	56	5,067
Alimentation Couche-Tard, Inc., Class B	78	3,441
ARC Resources Ltd.	32	528
Bank of Montreal	51	3,209
Bank of Nova Scotia	43	2,108
BCE, Inc.	60	2,773
Brookfield Asset Management, Inc., Class A	99	3,483
Cameco Corp.	59	689
Canadian Imperial Bank of Commerce	57	4,434
Canadian National Railway Co.	49	2,912
Canadian Natural Resources Ltd.	113	3,366
Canadian Pacific Railway Ltd.	16	2,076
Canadian Tire Corp. Ltd., Class A	75	8,210
Canadian Utilities Ltd., Class A	215	5,958
Cenovus Energy, Inc.	17	257
CGI Group, Inc., Class A*	117	5,485
CI Financial Corp.	259	5,683
Constellation Software, Inc.	8	3,260
Crescent Point Energy Corp.	35	594
Enbridge, Inc.	11	440
Fairfax Financial Holdings Ltd.	20	10,303
Fortis, Inc.	376	11,791
Franco-Nevada Corp.	14	888
George Weston Ltd.	4	347
Great-West Lifeco, Inc.	23	621
IGM Financial, Inc.	65	1,908
Imperial Oil Ltd.	7	224
Intact Financial Corp.	93	6,519
Inter Pipeline Ltd.	69	1,406
Loblaw Cos. Ltd.	63	3,423
Magna International, Inc.	106	4,315
Manulife Financial Corp.	67	1,000
Metro, Inc.	413	14,028
National Bank of Canada	109	3,626
Pembina Pipeline Corp.	48	1,412
Potash Corp. of Saskatchewan, Inc.	59	965
Power Corp. of Canada	97	2,193
Power Financial Corp.	29	704
RioCan Real Estate Investment Trust REIT	150	3,145
Rogers Communications, Inc., Class B	245	9,365
Royal Bank of Canada	15	904
Saputo, Inc.	274	8,368
Shaw Communications, Inc., Class B	198	3,796
SNC-Lavalin Group, Inc.	511	20,630
Sun Life Financial, Inc.	99	3,437
Suncor Energy, Inc.	185	5,122
TELUS Corp.	94	2,987
Toronto-Dominion Bank	35	1,528
Tourmaline Oil Corp.*	87	2,087
TransCanada Corp.	31	1,288

		192,438

Chile - 0.0%
Antofagasta PLC (b)	49	306

China - 0.1%
AAC Technologies Holdings, Inc.	82	664
China Mengniu Dairy Co. Ltd. (b)	222	368
Want Want China Holdings Ltd. (b)	489	346
Yangzijiang Shipbuilding Holdings Ltd.	3,300	2,193

		3,571

Denmark - 1.0%
A.P. Moeller - Maersk A/S, Class A	1	1,247
Carlsberg A/S, Class B	26	2,510
Chr Hansen Holding A/S	52	3,297
Coloplast A/S, Class B	16	1,212
Danske Bank A/S	27	779
DSV A/S	163	7,438
ISS A/S	60	2,420
Jyske Bank A/S	14	563
Novo Nordisk A/S, Class B	14	779
Novozymes A/S, Class B	60	2,855
TDC A/S	89	446
Tryg A/S	25	493
William Demant Holding A/S*(b)	75	1,583

		25,622

Finland - 1.5%
Elisa OYJ	294	11,207
Fortum OYJ (b)	78	1,170
Kesko OYJ, Class B	63	2,527
Kone OYJ, Class B (b)	112	5,297
Metso OYJ	39	916
Neste OYJ	28	944
Nokian Renkaat OYJ (b)	68	2,402
Orion OYJ, Class B	172	6,175
Sampo OYJ, Class A	45	2,007
Stora Enso OYJ, Class R	107	918
UPM-Kymmene OYJ	193	3,715
Wartsila OYJ Abp	38	1,576

		38,854

France - 4.5%
Accor SA	12	522
Aeroports de Paris	11	1,311
Air Liquide SA	15	1,612
Airbus Group SE	16	998
Arkema SA	6	493
Atos SE	104	9,617
AXA SA	11	276
BioMerieux	9	1,176
Bollore SA	78	282
Bouygues SA	71	2,308
Bureau Veritas SA	48	1,032
Capgemini SA	7	668
Carrefour SA	21	569
Christian Dior SE	11	1,795
Cie de Saint-Gobain	30	1,340
Cie Generale des Etablissements Michelin	83	8,440
CNP Assurances	1	17
Danone SA	28	1,966
Dassault Systemes SA	31	2,470
Edenred	30	556
Eiffage SA	17	1,255
Engie	27	416
Essilor International SA	15	1,960
Euler Hermes Group	12	1,032
Eutelsat Communications SA	47	938
Gecina SA REIT	15	2,120
Groupe Eurotunnel SE	60	774
Hermes International	1	362
Iliad SA	5	1,096
Imerys SA	1	71
Ingenico Group	7	853
Ipsen SA*	32	2,020
JCDecaux SA	13	537
Kering	2	323
Klepierre REIT	12	549
Lagardere SCA	108	2,558
Legrand SA	71	3,907
L’Oreal SA	2	376
LVMH Moet Hennessy Louis Vuitton SE	3	481
Orange SA	150	2,607
Orpea	12	1,003
Pernod Ricard SA	6	654

Publicis Groupe SA	42	3,042
Remy Cointreau SA	5	415
Rexel SA	26	398
Safran SA	20	1,403
Sanofi	2	164
Sartorius Stedim Biotech	6	394
Schneider Electric SE	12	776
SCOR SE	88	2,944
SEB SA	12	1,477
Societe BIC SA	25	3,338
Sodexo SA	27	2,841
Suez	308	5,179
Technip SA	6	330
Teleperformance	17	1,483
Thales SA	76	6,587
Total SA	7	340
Unibail-Rodamco SE REIT	23	6,194
Valeo SA*	18	2,718
Veolia Environnement SA	143	3,213
Vinci SA	57	4,289
Vivendi SA	88	1,747
Zodiac Aerospace	15	351

		112,963

Germany - 2.7%
adidas AG	30	3,846
Allianz SE	3	490
Axel Springer SE	38	2,162
BASF SE	10	773
Bayer AG	1	95
Beiersdorf AG	18	1,637
Brenntag AG	27	1,446
Continental AG	1	215
Deutsche Boerse AG	9	789
Deutsche Lufthansa AG	134	1,879
Deutsche Post AG	109	3,181
Deutsche Telekom AG	51	901
Deutsche Wohnen AG	228	7,326
E.ON SE*	105	1,033
Evonik Industries AG	45	1,328
Fielmann AG	13	948
Fraport AG Frankfurt Airport Services Worldwide	13	745
Fresenius Medical Care AG & Co. KGaA	16	1,389
Fresenius SE & Co. KGaA	36	2,718
FUCHS PETROLUB SE	29	1,060
GEA Group AG	46	2,134
Hannover Rueck SE	15	1,692
HeidelbergCement AG	10	856
Hella KGaA Hueck & Co.	6	227
Henkel AG & Co. KGaA	5	525
HOCHTIEF AG	40	5,063
Hugo Boss AG	6	369
Infineon Technologies AG	80	1,200
K+S AG (b)	9	222
KION Group AG	59	3,267
LANXESS AG	10	478
LEG Immobilien AG*	11	982
Linde AG	6	898
MAN SE*	2	212
Merck KGaA	10	1,001
Metro AG	15	493
MTU Aero Engines AG	25	2,363
Muenchener Rueckversicherungs-Gesellschaft AG	7	1,316
OSRAM Licht AG	28	1,491
ProSiebenSat.1 Media SE*	45	2,264
Rational AG	2	945
SAP SE	4	325
Siemens AG	11	1,185
Suedzucker AG	39	765
Symrise AG	4	251
Talanx AG	4	135
thyssenkrupp AG	18	396
TUI AG	126	1,938
Vonovia SE	26	892
Wirecard AG (b)	24	1,068

		68,914

Hong Kong - 4.4%
AIA Group Ltd.	60	351
ASM Pacific Technology Ltd.	65	478
Bank of East Asia Ltd.	125	461
BOC Hong Kong (Holdings) Ltd.	94	289
Cafe de Coral Holdings Ltd.	228	636

Cathay Pacific Airways Ltd.	266	416
Champion REIT	2,713	1,422
Cheung Kong Infrastructure Holdings Ltd.	327	3,060
Cheung Kong Property Holdings Ltd.	772	4,835
China Travel International Investment Hong Kong Ltd.	1,157	341
CK Hutchison Holdings Ltd.	265	3,077
CLP Holdings Ltd.	666	6,284
Dah Sing Banking Group Ltd.	77	136
Dah Sing Financial Holdings Ltd.	25	167
First Pacific Co. Ltd.	920	604
Great Eagle Holdings Ltd.	45	184
Hang Lung Group Ltd.	79	221
Hang Lung Properties Ltd.	360	688
Hang Seng Bank Ltd.	19	337
Henderson Land Development Co. Ltd.	251	1,524
Hong Kong and China Gas Co. Ltd.	1,006	1,932
Hong Kong Exchanges & Clearing Ltd.	16	383
Hongkong Land Holdings Ltd.	200	1,208
Hopewell Highway Infrastructure Ltd.	3,460	1,710
Hopewell Holdings Ltd.	767	2,464
Hutchison Telecommunications Hong Kong Holdings Ltd.	894	296
Hysan Development Co. Ltd.	1,147	4,946
Johnson Electric Holdings Ltd.	511	1,247
Kerry Logistics Network Ltd.	607	894
Kerry Properties Ltd.	559	1,398
Li & Fung Ltd.	1,489	759
Lifestyle International Holdings Ltd.	130	207
Link REIT	3,849	23,659
MTR Corp. Ltd.	222	1,053
New World Development Co. Ltd.	1,394	1,317
NWS Holdings Ltd.	1,979	3,123
PCCW Ltd.	2,360	1,540
Power Assets Holdings Ltd.	1,225	11,882
Shangri-La Asia Ltd.	65	74
Shun Tak Holdings Ltd.	1,138	355
Sino Land Co. Ltd.	3,187	4,882
Sun Art Retail Group Ltd.	845	532
Sun Hung Kai Properties Ltd.	108	1,271
Swire Pacific Ltd., Class A	239	2,578
Swire Properties Ltd.	176	482
Techtronic Industries Co. Ltd.	324	1,303
Television Broadcasts Ltd.	133	452
Texwinca Holdings Ltd.	1,581	1,541
VTech Holdings Ltd.	227	2,487
WH Group Ltd., 144A	975	751
Wharf Holdings Ltd.	482	2,609
Wheelock & Co. Ltd.	407	1,834
Yue Yuen Industrial (Holdings) Ltd.	959	3,617

		110,297

Ireland - 1.0%
CRH PLC	49	1,480
DCC PLC	26	2,380
Experian PLC	395	7,509
Glanbia PLC	53	985
James Hardie Industries PLC CDI	381	5,818
Kerry Group PLC, Class A	34	3,070
Paddy Power Betfair PLC	18	2,401
Ryanair Holdings PLC	22	346
Smurfit Kappa Group PLC	85	2,320

		26,309

Israel - 1.3%
Airport City Ltd.*	75	736
Alony Hetz Properties & Investments Ltd. REIT	66	554
Amot Investments Ltd.	150	580
Azrieli Group	23	976
Bank Hapoalim BM	529	2,734
Bank Leumi Le-Israel BM*	745	2,736
Bezeq The Israeli Telecommunication Corp. Ltd.	3,600	6,965
Delek Automotive Systems Ltd.	56	509
Elbit Systems Ltd.	31	2,920
First International Bank of Israel Ltd.	8	101
Frutarom Industries Ltd.	33	1,608

Israel Chemicals Ltd.	56	230
Israel Discount Bank Ltd., Class A*	850	1,413
Melisron Ltd.	19	759
Mizrahi Tefahot Bank Ltd.	100	1,178
NICE Systems Ltd.	42	2,697
Oil Refineries Ltd.*	3,433	1,220
Paz Oil Co. Ltd.	23	3,853
Shikun & Binui Ltd.	206	366
Strauss Group Ltd.	48	768
Teva Pharmaceutical Industries Ltd.	22	1,143

		34,046

Italy - 0.8%
Atlantia SpA	28	756
Davide Campari-Milano SpA	53	513
Enel SpA	518	2,349
Eni SpA	73	1,116
Ferrari NV*	53	2,248
FinecoBank Banca Fineco SpA (b)	16	117
Luxottica Group SpA	8	434
Parmalat SpA	513	1,316
Prysmian SpA	142	3,476
Recordati SpA	61	1,802
Snam SpA	675	3,866
Telecom Italia SpA*	259	245
Telecom Italia SpA-RSP	82	63
Terna Rete Elettrica Nazionale SpA	113	627

		18,928

Japan - 24.6%
Aeon Co. Ltd.	600	9,108
AEON Financial Service Co. Ltd.	100	2,206
AEON Mall Co. Ltd.	100	1,319
AISIN SEIKI Co. Ltd.	200	8,250
Alfresa Holdings Corp.	300	6,322
Amada Holdings Co. Ltd.	100	1,101
Asahi Group Holdings Ltd.	100	3,403
ASICS Corp.	100	2,273
ASKUL Corp.	100	3,683
Astellas Pharma, Inc.	200	2,736
AUTOBACS SEVEN Co. Ltd.	200	3,051
Azbil Corp.	100	2,791
Bandai Namco Holdings, Inc.	200	4,952
Benesse Holdings, Inc.	100	2,209
Bic Camera, Inc.	100	937
Bridgestone Corp.	100	3,450
Brother Industries Ltd.	100	1,198
Calbee, Inc.	100	3,688
Canon Marketing Japan, Inc.	100	1,896
Canon, Inc.	100	2,896
Casio Computer Co. Ltd.	100	1,555
Chubu Electric Power Co., Inc.	400	5,462
Chugai Pharmaceutical Co. Ltd.	100	3,512
Chugoku Electric Power Co., Inc.	200	2,505
Citizen Holdings Co. Ltd.	100	560
Coca-Cola East Japan Co. Ltd.	100	1,926
Coca-Cola West Co. Ltd.	200	5,563
COMSYS Holdings Corp.	400	6,600
Cosmo Energy Holdings Co. Ltd.	100	1,396
Daicel Corp.	300	3,744
Daihatsu Motor Co. Ltd.	100	1,369
Dai-ichi Life Insurance Co. Ltd.	100	1,317
Daiichi Sankyo Co. Ltd.	200	4,646
Daito Trust Construction Co. Ltd.	100	14,512
Daiwa House Industry Co. Ltd.	100	2,901
Denka Co. Ltd.	1,000	4,382
DIC Corp.	1,000	2,371
Electric Power Development Co. Ltd.	100	2,589
FamilyMart Co. Ltd.	100	5,248
Fuji Electric Co. Ltd.	1,000	4,040
GLORY Ltd.	100	2,908
H2O RETAILING Corp.	100	1,516
Hakuhodo DY Holdings, Inc.	300	3,765
Hamamatsu Photonics KK	100	2,723
Hankyu Hanshin Holdings, Inc.	1,000	6,862
Heiwa Corp.	100	1,994
Hitachi Chemical Co. Ltd.	100	1,871
Hitachi Construction Machinery Co. Ltd.	100	1,544
Hitachi Transport System Ltd.	200	3,389

Hokkaido Electric Power Co., Inc.	100	864
Hokuriku Electric Power Co.	100	1,249
Honda Motor Co. Ltd.	100	2,841
House Foods Group, Inc.	100	1,978
Hoya Corp.	100	3,523
Idemitsu Kosan Co. Ltd.	100	2,000
Iida Group Holdings Co. Ltd.	100	2,094
Isetan Mitsukoshi Holdings Ltd.	100	977
Isuzu Motors Ltd.	100	1,205
ITO EN Ltd.	100	3,363
ITOCHU Corp.	500	6,273
Itochu Techno-Solutions Corp.	100	2,215
J. Front Retailing Co. Ltd.	100	1,197
Japan Airlines Co. Ltd.	100	3,427
Japan Tobacco, Inc.	100	3,969
JSR Corp.	200	2,939
JTEKT Corp.	100	1,384
JX Holdings, Inc.	1,200	4,685
Kagome Co. Ltd.	100	2,407
Kandenko Co. Ltd.	1,000	7,655
Kansai Electric Power Co., Inc.*	100	968
Kansai Paint Co. Ltd.	100	2,022
Kao Corp.	100	5,501
KDDI Corp.	100	2,919
Kewpie Corp.	100	2,682
KINDEN Corp.	300	3,506
Kintetsu Group Holdings Co. Ltd.	1,000	4,021
Kirin Holdings Co. Ltd.	200	3,361
Kissei Pharmaceutical Co. Ltd.	100	2,164
Koito Manufacturing Co. Ltd.	100	4,716
Komatsu Ltd.	100	1,724
Komeri Co. Ltd.	100	2,555
Konami Holdings Corp.	100	3,787
Konica Minolta, Inc.	200	1,724
Kuraray Co. Ltd.	500	6,636
Kurita Water Industries Ltd.	100	2,342
Kyocera Corp.	100	4,995
Kyushu Financial Group, Inc.	100	539
LINTEC Corp.	100	1,976
LIXIL Group Corp.	200	3,610
M3, Inc.	100	2,872
Makita Corp.	100	6,474
Marubeni Corp.	800	3,844
Marui Group Co. Ltd.	100	1,467
Maruichi Steel Tube Ltd.	100	3,336
Matsumotokiyoshi Holdings Co. Ltd.	100	5,464
Medipal Holdings Corp.	400	6,943
MISUMI Group, Inc.	200	3,068
Mitsubishi Chemical Holdings Corp.	400	2,036
Mitsubishi Corp.	100	1,774
Mitsubishi Materials Corp.	1,000	2,885
Mitsubishi Motors Corp.	100	522
Mitsubishi Shokuhin Co. Ltd.	100	2,554
Mitsubishi Tanabe Pharma Corp.	100	1,680
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	430
Mitsui & Co. Ltd.	300	3,611
Mizuho Financial Group, Inc.	200	315
NAGASE & Co. Ltd.	100	1,139
NHK Spring Co. Ltd.	100	860
Nikon Corp.	100	1,404
Nippon Express Co. Ltd.	1,000	4,310
Nippon Paint Holdings Co. Ltd.	100	2,849
Nippon Paper Industries Co. Ltd.	100	1,747
Nippon Shokubai Co. Ltd.	100	5,987
Nippon Steel & Sumitomo Metal Corp.	100	2,065
Nippon Television Holdings, Inc.	100	1,766
Nippon Yusen KK	1,000	1,894
Nissan Chemical Industries Ltd.	100	2,939
Nissan Motor Co. Ltd.	100	1,014
NISSAN SHATAI Co. Ltd.	100	1,135
Nisshin Seifun Group, Inc.	300	5,104
Nisshinbo Holdings, Inc.	100	1,029
Nomura Real Estate Holdings, Inc.	100	1,795
Nomura Research Institute Ltd.	100	3,774
NS Solutions Corp.	100	1,738
NSK Ltd.	100	888
NTT DOCOMO, Inc.	100	2,506
Obayashi Corp.	600	6,314
Oji Holdings Corp.	1,000	4,112

Omron Corp.	100	3,219
ORIX Corp.	100	1,389
Osaka Gas Co. Ltd.	2,000	7,502
OSG Corp.	100	1,817
Otsuka Holdings Co. Ltd.	100	4,085
Panasonic Corp.	100	930
Park24 Co. Ltd.	100	2,858
Pigeon Corp.	100	2,723
Recruit Holdings Co. Ltd.	100	3,404
Resona Holdings, Inc.	200	760
Ricoh Co. Ltd.	100	871
Rohto Pharmaceutical Co. Ltd.	100	1,550
Sanwa Holdings Corp.	200	1,746
Secom Co. Ltd.	100	7,831
Sega Sammy Holdings, Inc.	100	1,219
Seibu Holdings, Inc.	100	1,884
Seino Holdings Co. Ltd.	200	1,910
Sekisui Chemical Co. Ltd.	300	3,911
Sekisui House Ltd.	200	3,581
Seven & i Holdings Co. Ltd.	100	4,278
Seven Bank Ltd.	200	736
Shikoku Electric Power Co., Inc.	100	1,191
Shimachu Co. Ltd.	100	2,221
Shin-Etsu Chemical Co. Ltd.	100	5,832
Shiseido Co. Ltd.	100	2,637
Showa Denko KK	2,000	2,056
Showa Shell Sekiyu KK	100	1,013
Skylark Co. Ltd.	100	1,189
Sohgo Security Services Co. Ltd.	100	4,923
Sojitz Corp.	700	1,565
Sony Corp.	100	2,795
Sony Financial Holdings, Inc.	100	1,222
Sotetsu Holdings, Inc.	1,000	5,942
Stanley Electric Co. Ltd.	100	2,120
Sugi Holdings Co. Ltd.	100	5,230
Sumitomo Corp.	100	1,026
Sumitomo Electric Industries Ltd.	100	1,415
Sumitomo Forestry Co. Ltd.	200	2,727
Sumitomo Osaka Cement Co. Ltd.	1,000	4,067
Sumitomo Rubber Industries Ltd.	100	1,470
Suruga Bank Ltd.	100	2,237
Suzuken Co. Ltd.	200	6,456
Suzuki Motor Corp.	100	2,569
T&D Holdings, Inc.	100	998
Taiheiyo Cement Corp.	1,000	2,633
Takeda Pharmaceutical Co. Ltd.	100	4,325
Teijin Ltd.	1,000	3,517
Temp Holdings Co. Ltd.	100	1,594
Terumo Corp.	200	8,404
Tobu Railway Co. Ltd.	1,000	5,076
Toho Co. Ltd.	100	2,732
Toho Gas Co. Ltd.	1,000	7,412
TOKAI RIKA Co. Ltd.	100	1,772
Tokyo Broadcasting System Holdings, Inc.	100	1,425
Tokyo Gas Co. Ltd.	1,000	4,039
TOPPAN FORMS Co. Ltd.	200	2,270
TOTO Ltd.	100	3,796
Toyo Seikan Group Holdings Ltd.	200	4,222
Toyo Suisan Kaisha Ltd.	100	3,873
TOYOBO Co. Ltd.	1,000	1,857
Toyoda Gosei Co. Ltd.	100	1,961
Toyota Industries Corp.	100	4,333
Ube Industries Ltd.	2,000	3,751
Unicharm Corp.	100	1,955
UNY Group Holdings Co. Ltd.	500	3,638
USHIO, Inc.	100	1,213
USS Co. Ltd.	100	1,582
West Japan Railway Co.	100	6,252
Yahoo Japan Corp.	100	449
Yakult Honsha Co. Ltd.	100	4,905
Yamada Denki Co. Ltd.	200	941
Yamaha Corp.	200	6,059
Yamato Holdings Co. Ltd.	200	4,060
Yamato Kogyo Co. Ltd.	100	2,375
Yaskawa Electric Corp.	100	1,266
Yokogawa Electric Corp.	100	1,154

		619,822

Jersey Island - 0.1%
Randgold Resources Ltd.	22	1,857

Jordan - 0.0%
Hikma Pharmaceuticals PLC	32	1,070

Luxembourg - 0.1%
L’Occitane International SA	213	360
RTL Group SA	10	897
SES SA FDR	21	471
Tenaris SA	17	226

		1,954

Netherlands - 1.6%
Akzo Nobel NV	50	3,395
ASML Holding NV	8	796
Gemalto NV	8	489
GrandVision NV, 144A	17	470
Heineken Holding NV	30	2,463
Heineken NV	13	1,208
Koninklijke Ahold NV	600	13,299
Koninklijke Boskalis Westminster NV (b)	49	1,776
Koninklijke DSM NV (b)	37	2,203
Koninklijke KPN NV (b)	211	838
Koninklijke Philips NV	66	1,780
Koninklijke Vopak NV	24	1,251
NN Group NV	59	1,971
QIAGEN NV*	15	322
Randstad Holding NV	46	2,486
TNT Express NV*	13	116
Wolters Kluwer NV	113	4,507

		39,370

New Zealand - 1.7%
Air New Zealand Ltd.	1,133	1,725
Auckland International Airport Ltd.	742	3,132
Contact Energy Ltd.	1,045	3,811
Fisher & Paykel Healthcare Corp. Ltd.	823	5,818
Fletcher Building Ltd.	557	3,373
Kiwi Property Group Ltd.	2,775	2,788
Meridian Energy Ltd.	1,019	1,847
Mighty River Power Ltd.	425	854
Ryman Healthcare Ltd.	719	4,670
SKY Network Television Ltd.	580	1,766
SKYCITY Entertainment Group Ltd.	778	2,542
Spark New Zealand Ltd.	4,053	10,146
Vector Ltd.	420	960
Warehouse Group Ltd.	244	446

		43,878

Norway - 0.6%
DNB ASA	32	411
Gjensidige Forsikring ASA	20	345
Marine Harvest ASA*	62	1,036
Norsk Hydro ASA	329	1,312
Orkla ASA	533	4,824
Schibsted ASA, Class B	1	30
Statoil ASA	8	128
Telenor ASA	122	2,033
Yara International ASA	108	3,896

		14,015

Portugal - 0.3%
EDP - Energias de Portugal SA	1,266	4,221
Galp Energia SGPS SA	116	1,521
Jeronimo Martins SGPS SA	95	1,540

		7,282

Singapore - 2.8%
Ascendas Real Estate Investment Trust REIT	2,200	3,659
CapitaLand Commercial Trust REIT	1,900	1,918
CapitaLand Ltd.	700	1,520
CapitaLand Mall Trust REIT	3,700	5,456
City Developments Ltd.	300	1,785
ComfortDelGro Corp. Ltd.	3,400	6,767
DBS Group Holdings Ltd.	100	1,126
Frasers Centrepoint Ltd.	800	930
Genting Singapore PLC	1,100	591
Global Logistic Properties Ltd.	400	526
Golden Agri-Resources Ltd.	4,500	1,275
Hutchison Port Holdings Trust, Class U	2,200	946
Keppel Corp. Ltd.	400	1,563
M1 Ltd.	200	356
Neptune Orient Lines Ltd./Singapore*	600	564
Olam International Ltd.	400	529
Oversea-Chinese Banking Corp. Ltd.	100	626
SATS Ltd.	2,300	6,950

Sembcorp Industries Ltd.	100	203
SIA Engineering Co. Ltd.	400	1,101
Singapore Airlines Ltd.	400	3,103
Singapore Exchange Ltd.	1,000	5,629
Singapore Post Ltd.	300	349
Singapore Press Holdings Ltd. (b)	900	2,523
Singapore Technologies Engineering Ltd.	900	2,111
Singapore Telecommunications Ltd.	600	1,687
SMRT Corp. Ltd.	500	556
StarHub Ltd.	900	2,308
Suntec Real Estate Investment Trust REIT	2,400	2,902
UOL Group Ltd.	600	2,475
Venture Corp. Ltd.	800	4,834
Wilmar International Ltd.	1,500	3,617
Wing Tai Holdings Ltd.	500	625
Yanlord Land Group Ltd.	500	443

		71,553

South Africa - 0.3%
Investec PLC	47	321
Mondi PLC	360	7,053

		7,374

South Korea - 3.5%
Amorepacific Corp.	2	701
AMOREPACIFIC Group	4	560
Cheil Worldwide, Inc.	11	150
CJ CheilJedang Corp.	3	963
CJ Corp.	7	1,274
Coway Co. Ltd.	22	1,901
Daewoo Engineering & Construction Co. Ltd.*	54	264
Dongbu Insurance Co. Ltd.	32	1,957
Dongsuh Cos., Inc.	18	503
Doosan Corp.	3	244
E-MART, Inc.	4	611
GS Holdings	6	264
GS Retail Co. Ltd.	7	311
Hana Financial Group, Inc.	18	390
Hankook Tire Co. Ltd.	111	4,769
Hanon Systems	77	798
Hanssem Co. Ltd.	1	155
Hanwha Corp.	55	1,777
Hanwha Life Insurance Co. Ltd.	60	322
Hite Jinro Co. Ltd.	27	569
Hyosung Corp.	8	789
Hyundai Department Store Co. Ltd.	10	1,112
Hyundai Engineering & Construction Co. Ltd.	16	459
Hyundai Glovis Co. Ltd.	1	153
Hyundai Heavy Industries Co. Ltd.*	6	551
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,326
Hyundai Mobis Co. Ltd.	14	2,995
Hyundai Motor Co.	6	702
Hyundai Steel Co.	27	1,108
Kangwon Land, Inc.	48	1,714
KB Financial Group, Inc.	22	629
KCC Corp.	1	339
KEPCO Plant Service & Engineering Co. Ltd.	12	708
Kia Motors Corp.	148	5,793
Korea Electric Power Corp.	64	3,378
Korea Gas Corp.	12	400
Korea Zinc Co. Ltd.	1	394
KT Corp.	22	593
KT&G Corp.	111	11,875
LG Chem Ltd.	3	682
LG Corp.	30	1,659
LG Display Co. Ltd.	17	368
LG Electronics, Inc.	40	1,883
LG Hausys Ltd.	2	237
LG Household & Health Care Ltd.	2	1,772
LG Uplus Corp.	95	921
Lotte Chilsung Beverage Co. Ltd.	1	1,629
Lotte Confectionery Co. Ltd.	1	182
LOTTE Fine Chemical Co. Ltd.	24	712
Lotte Shopping Co. Ltd.	6	1,150
LS Corp.	8	381
Mando Corp.	3	559
NCSoft Corp.	4	807

Nongshim Co. Ltd.	4	1,279
POSCO	26	4,538
Posco Daewoo Corp.	8	158
S-1 Corp.	28	2,349
Samsung Card Co. Ltd.	5	161
Samsung Electro-Mechanics Co. Ltd.	14	613
Samsung Electronics Co. Ltd.	1	1,084
Samsung Fire & Marine Insurance Co. Ltd.	12	2,799
Samsung Life Insurance Co. Ltd.	7	611
Shinhan Financial Group Co. Ltd.	31	1,029
Shinsegae Co. Ltd.	3	522
SK Hynix, Inc.	41	987
SK Innovation Co. Ltd.	8	1,097
SK Telecom Co. Ltd.	6	1,118
SKC Co. Ltd.	6	140
S-Oil Corp.	11	793
Woori Bank	38	317
Yuhan Corp.	5	1,330

		87,368

Spain - 1.6%
Abertis Infraestructuras SA	434	6,648
Acciona SA	8	609
ACS Actividades de Construccion y Servicios SA	47	1,551
Aena SA, 144A*	16	2,162
Amadeus IT Holding SA, Class A	82	3,801
Bankinter SA	27	205
Corp. Financiera Alba SA	9	382
Distribuidora Internacional de Alimentacion SA*	309	1,849
EDP Renovaveis SA	30	233
Enagas SA	169	5,068
Endesa SA	148	3,045
Ferrovial SA	116	2,458
Gas Natural SDG SA	76	1,505
Grifols SA	57	1,292
Iberdrola SA	411	2,789
Industria de Diseno Textil SA	4	135
Mediaset Espana Comunicacion SA	13	174
Red Electrica Corp. SA	61	5,435
Telefonica SA	60	627
Zardoya Otis SA	76	789

		40,757

Sweden - 3.2%
Alfa Laval AB	194	2,929
Assa Abloy AB, Class B	185	3,840
Atlas Copco AB, Class A	31	800
Atlas Copco AB, Class B	34	810
Boliden AB	76	1,343
Electrolux AB, Series B	98	2,626
Getinge AB, Class B	43	916
Hennes & Mauritz AB, Class B	29	889
Hexagon AB, Class B	38	1,473
Husqvarna AB, Class B	279	2,211
Industrivarden AB, Class A	36	670
Industrivarden AB, Class C	37	625
Investment AB Latour, Class B	51	2,062
Investor AB, Class B	101	3,509
Kinnevik AB*	2	4
Kinnevik AB, Class B	2	49
Meda AB, Class A	9	159
Melker Schorling AB	18	1,162
Nordea Bank AB	26	252
Sandvik AB (b)	170	1,660
Securitas AB, Class B	555	8,737
Skandinaviska Enskilda Banken AB, Class A	29	278
Skanska AB, Class B	503	11,032
SKF AB, Class B	89	1,564
Svenska Cellulosa AB SCA, Class B	215	6,872
Swedbank AB, Class A	12	264
Swedish Match AB	293	9,983
Tele2 AB, Class B (b)	272	2,384
Telefonaktiebolaget LM Ericsson, Class B	177	1,362
Telia Co. AB	489	2,288
Trelleborg AB, Class B	191	3,562
Volvo AB, Class B	418	4,646

		80,961

Switzerland - 3.9%
ABB Ltd.*	144	2,995
Actelion Ltd.*	29	4,757
Adecco Group AG	51	3,091
Aryzta AG*	13	517
Baloise Holding AG	15	1,853
Barry Callebaut AG*	2	2,364
Cie Financiere Richemont SA	15	883
Clariant AG*	91	1,626
Coca-Cola HBC AG CDI*	239	4,672
DKSH Holding AG	35	2,228
EMS-Chemie Holding AG	5	2,478
Galenica AG	2	2,641
GAM Holding AG*	54	679
Geberit AG	21	8,027
Givaudan SA	3	5,748
Helvetia Holding AG	1	539
Kuehne + Nagel International AG	24	3,375
LafargeHolcim Ltd.*	5	225
Lonza Group AG*	19	3,279
Nestle SA	21	1,550
Novartis AG	1	79
Pargesa Holding SA	13	858
Partners Group Holding AG	14	5,900
PSP Swiss Property AG	13	1,217
Roche Holding AG	1	262
Schindler Holding AG	10	1,843
Schindler Holding AG Participation Certificates	20	3,703
SGS SA	2	4,267
Sika AG	1	4,325
Sonova Holding AG	23	3,070
Straumann Holding AG	4	1,530
Sulzer AG	5	441
Swatch Group AG - Bearer	4	1,179
Swatch Group AG - Registered	4	232
Swiss Life Holding AG*	4	1,037
Swiss Prime Site AG*	28	2,400
Swiss Re AG	30	2,695
Swisscom AG	5	2,382
Syngenta AG	6	2,357
UBS Group AG	11	170
Wolseley PLC	91	5,366
Zurich Insurance Group AG*	2	484

		99,324

United Kingdom - 17.5%
3i Group PLC	1,696	13,861
Aberdeen Asset Management PLC	105	427
Admiral Group PLC	247	7,075
Aggreko PLC	45	736
ARM Holdings PLC	65	934
Ashmore Group PLC	323	1,367
Ashtead Group PLC	22	313
Associated British Foods PLC	50	2,142
AstraZeneca PLC	8	469
Auto Trader Group PLC, 144A	45	257
Aviva PLC	49	321
Babcock International Group PLC	2	30
BAE Systems PLC	572	4,026
Barratt Developments PLC	611	5,265
Bellway PLC	166	6,603
Berkeley Group Holdings PLC	332	15,826
Booker Group PLC	2,498	6,617
BP PLC	96	499
British American Tobacco PLC	18	1,100
British Land Co. PLC REIT	1,537	16,555
BT Group PLC	263	1,695
Bunzl PLC	227	6,753
Burberry Group PLC	71	1,110
Capita PLC	224	3,469
Capital & Counties Properties PLC	1,567	7,807
Centrica PLC	2,692	7,985
CNH Industrial NV	102	720
Cobham PLC (b)	76	180
Compass Group PLC	287	5,376
Croda International PLC	113	4,835
Daily Mail & General Trust PLC, Class A	122	1,216
Derwent London PLC REIT	303	14,518
Diageo PLC	29	790
Direct Line Insurance Group PLC	1,689	9,226
Dixons Carphone PLC	38	243

DS Smith PLC	1,221	6,908
easyJet PLC	94	2,097
G4S PLC	488	1,328
GKN PLC	545	2,181
GlaxoSmithKline PLC	48	1,010
Halma PLC	596	8,224
Hammerson PLC REIT	1,226	10,332
Hargreaves Lansdown PLC	55	1,080
Henderson Group PLC	562	2,193
Howden Joinery Group PLC	810	5,977
IMI PLC	61	892
Imperial Brands PLC	44	2,409
Inchcape PLC	589	5,838
Informa PLC	358	3,543
Inmarsat PLC	252	2,639
InterContinental Hotels Group PLC	125	4,841
International Consolidated Airlines Group SA	198	1,543
Intertek Group PLC	36	1,644
Intu Properties PLC REIT	1,004	4,380
ITV PLC	1,080	3,377
J Sainsbury PLC	1,442	5,635
John Wood Group PLC	201	1,802
Johnson Matthey PLC	9	378
Kingfisher PLC	2,128	11,373
Land Securities Group PLC REIT	1,014	17,209
Legal & General Group PLC	280	976
London Stock Exchange Group PLC	10	398
Marks & Spencer Group PLC	823	4,548
Meggitt PLC	208	1,175
Melrose Industries PLC	478	2,674
Merlin Entertainments PLC, 144A	273	1,679
National Grid PLC	297	4,353
Next PLC	79	6,255
Old Mutual PLC	284	736
Pearson PLC	29	354
Pennon Group PLC	325	4,082
Persimmon PLC	447	13,676
Petrofac Ltd. (b)	25	283
Provident Financial PLC	173	7,332
Prudential PLC	24	482
Reckitt Benckiser Group PLC	35	3,502
RELX NV	448	7,773
RELX PLC	376	6,841
Rentokil Initial PLC	1,181	3,096
Rightmove PLC	58	3,566
Rio Tinto Ltd.	58	1,878
Rio Tinto PLC	13	368
Rolls-Royce Holdings PLC*	79	712
Rolls-Royce Holdings PLC - Entitlement*	5,609	8
Royal Mail PLC	668	5,260
Sage Group PLC	825	7,361
Schroders PLC	23	907
Segro PLC REIT	2,602	16,584
Severn Trent PLC	159	5,304
Sky PLC	68	954
Smith & Nephew PLC	292	4,981
Smiths Group PLC	152	2,482
Sports Direct International PLC*	57	311
SSE PLC	491	10,948
St James’s Place PLC	43	580
Standard Life PLC	41	202
TalkTalk Telecom Group PLC	84	294
Tate & Lyle PLC	52	476
Taylor Wimpey PLC	3,094	9,250
Tesco PLC*	335	805
Travis Perkins PLC	209	5,850
Unilever NV	82	3,685
Unilever PLC	132	6,044
United Utilities Group PLC	365	5,153
Vodafone Group PLC	1,052	3,535
Whitbread PLC	41	2,514
William Hill PLC	693	3,138
Wm Morrison Supermarkets PLC (b)	1,718	4,956
WPP PLC	156	3,615

		441,115

United States (c) - 0.3%
Carnival PLC	55	2,729
Samsonite International SA	279	832
Shire PLC	16	992
Sims Metal Management Ltd.	20	118

Thomson Reuters Corp.	44	1,852

		6,523

TOTAL COMMON STOCKS
(Cost $2,452,583)		2,502,671

PREFERRED STOCKS - 0.4%
Germany - 0.2%
FUCHS PETROLUB SE	50	2,036
Henkel AG & Co. KGaA	13	1,516

		3,552

South Korea - 0.2%
Amorepacific Corp.	26	5,454
CJ CheilJedang Corp.	1	179
Hyundai Motor Co. - 2nd Preferred	2	176
LG Electronics, Inc.	4	105

		5,914

Spain - 0.0%
Grifols SA, Class B	39	638

TOTAL PREFERRED STOCKS
(Cost $9,789)		10,104

RIGHTS - 0.0%
New Zealand - 0.0%
SKYCITY Entertainment Group Ltd.*, expires 06/30/16	77	23

Spain - 0.0%
Abertis Infraestructuras SA*, expires 06/30/16	434	333
Ferrovial SA*, expires 07/30/16	116	41

		374

TOTAL RIGHTS
(Cost $40)		397

SECURITIES LENDING COLLATERAL - 1.3%
Daily Assets Fund “Capital Shares”, 0.48% (d)(e)
(Cost $33,393)	33,393	33,393

TOTAL INVESTMENTS - 100.9%
(Cost $2,495,805)†		$2,546,565
Other assets and liabilities, net - (0.9%)		(23,144)

NET ASSETS - 100.0%		$2,523,421

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,495,805. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $50,760. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $147,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $96,677.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $24,827, which is 1.0% of net assets.
(c)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
FDR:	Fiduciary Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2016 the Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	528,950	21.0%
Industrials	502,762	20.0%
Consumer Discretionary	381,332	15.2%
Consumer Staples	299,308	11.9%
Materials	234,008	9.3%
Utilities	177,135	7.0%
Health Care	140,100	5.6%
Information Technology	104,547	4.2%
Telecommunication Services	90,193	3.6%
Energy	54,837	2.2%

Total	2,513,172	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,502,671	$—	$—	$2,502,671
Preferred Stocks (f)	10,104	—	—	10,104
Rights (f)	397	—	—	397
Short-Term Investments	33,393	—	—	33,393

Total	$2,546,565	$—	$—	$2,546,565

(f)	See Schedule of investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

May 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 88.4%
Brazil - 7.0%
AES Tiete Energia SA	538	$2,122
Banco do Brasil SA	40	183
Banco Santander Brasil SA	46	222
BB Seguridade Participacoes SA	238	1,801
BM&FBovespa SA	4,096	18,103
BR Malls Participacoes SA*	481	1,542
BRF SA	454	5,756
BTG Pactual Group	48	242
CCR SA	876	3,709
Centrais Eletricas Brasileiras SA*	286	635
CETIP SA - Mercados Organizados	1,236	14,580
Cia de Saneamento Basico do Estado de Sao Paulo	814	5,783
Cia Paranaense de Energia	64	280
Cielo SA	310	2,733
Cosan SA Industria e Comercio	372	3,391
CPFL Energia SA	483	2,451
EDP - Energias do Brasil SA	3,526	11,952
Embraer SA	768	4,009
Equatorial Energia SA	814	10,305
Estacio Participacoes SA	202	609
Fibria Celulose SA	88	816
Hypermarcas SA	172	1,361
JBS SA	304	844
Klabin SA	48	242
Kroton Educacional SA	56	172
Localiza Rent a Car SA	56	517
Lojas Renner SA	1,634	9,481
M Dias Branco SA	146	3,713
Multiplan Empreendimentos Imobiliarios SA	124	1,881
Multiplus SA	294	2,702
Natura Cosmeticos SA	340	2,126
Porto Seguro SA	378	2,771
Raia Drogasil SA	774	12,407
Smiles SA	70	784
Sul America SA	2,058	8,559
TIM Participacoes SA	156	308
Totvs SA	698	5,740
Tractebel Energia SA	614	6,048
Transmissora Alianca de Energia Eletrica SA	214	1,120
Ultrapar Participacoes SA	648	12,278
WEG SA	574	2,293

		166,571

Chile - 2.5%
AES Gener SA	5,266	2,380
Aguas Andinas SA, Class A	12,418	6,842
Banco de Credito e Inversiones	80	3,251
Banco Santander Chile	31,250	1,412
Cencosud SA	1,756	4,668
Cia Cervecerias Unidas SA	944	10,294
Colbun SA	14,368	3,486
Empresa Nacional de Electricidad SA	3,442	3,004
Empresa Nacional de Telecomunicaciones SA*	348	2,982
Empresas CMPC SA	786	1,645
Empresas Copec SA	380	3,257
Endesa Americas SA	3,442	1,446
Enersis Americas SA	19,804	3,017
Enersis Chile SA	19,804	2,278
Itau CorpBanca	294,964	2,356
LATAM Airlines Group SA*	376	2,293
SACI Falabella	186	1,314
Sonda SA	2,778	4,946

		60,871

China - 11.7%
3SBio, Inc., 144A*	1,048	1,021
Agile Property Holdings Ltd.	1,118	551
Agricultural Bank of China Ltd., Class H	6,012	2,198
Air China Ltd., Class H	2,066	1,367
Aluminum Corp. of China Ltd., Class H*	3,064	927
Anhui Conch Cement Co. Ltd., Class H	1,032	2,498
Anhui Expressway Co. Ltd., Class H	4,344	3,299
Anhui Gujing Distillery Co. Ltd., Class B	300	1,143
Anta Sports Products Ltd.	488	1,062

BAIC Motor Corp. Ltd., Class H, 144A	208	146
Beijing Capital International Airport Co. Ltd., Class H	1,846	1,989
Beijing Jingneng Clean Energy Co. Ltd., Class H	782	246
Belle International Holdings Ltd.	5,714	3,354
Bengang Steel Plates Co. Ltd., Class B	5,900	1,876
BOE Technology Group Co. Ltd., Class B	1,700	405
China BlueChemical Ltd., Class H	1,890	418
China Coal Energy Co. Ltd., Class H	982	441
China Communications Construction Co. Ltd., Class H	4,404	4,989
China Communications Services Corp. Ltd., Class H	7,146	3,358
China Conch Venture Holdings Ltd.*	2,196	4,427
China COSCO Holdings Co. Ltd., Class H*	712	256
China Dongxiang Group Co. Ltd.	5,808	987
China Eastern Airlines Corp. Ltd., Class H*	1,012	541
China Energy Engineering Corp. Ltd.*	8,276	1,321
China Everbright Bank Co. Ltd., Class H*	4,088	1,758
China Hongqiao Group Ltd.*	2,478	1,777
China Huarong Asset Management Co. Ltd., 144A*	514	182
China Huishan Dairy Holdings Co. Ltd. (a)	1,794	707
China International Marine Containers Group Co. Ltd., Class H	416	526
China Longyuan Power Group Corp. Ltd., Class H	466	320
China Machinery Engineering Corp., Class H	702	451
China Medical System Holdings Ltd.	1,328	1,901
China Merchants Bank Co. Ltd., Class H	690	1,416
China Minsheng Banking Corp. Ltd., Class H	1,840	1,734
China Molybdenum Co. Ltd., Class H	2,274	445
China Oilfield Services Ltd., Class H	700	533
China Pacific Insurance Group Co. Ltd., Class H*	286	977
China Petroleum & Chemical Corp., Class H	14,274	9,739
China Railway Construction Corp. Ltd., Class H (a)	850	1,062
China Railway Group Ltd., Class H	2,808	2,158
China Railway Signal & Communication Corp. Ltd., Class H, 144A	1,980	1,231
China Reinsurance Group Corp., Class H*	2,420	555
China Shenhua Energy Co. Ltd., Class H	4,112	6,532
China Shipping Development Co. Ltd., Class H	400	251
China Southern Airlines Co. Ltd., Class H	1,122	659
China Telecom Corp. Ltd., Class H	524	244
China Vanke Co. Ltd., Class H	3,432	8,182
China Zhongwang Holdings Ltd.	7,960	3,740
Chongqing Changan Automobile Co. Ltd., Class B	800	1,117
Chongqing Rural Commercial Bank Co. Ltd., Class H	558	286
CNOOC Ltd.	1,148	1,371
Country Garden Holdings Co. Ltd.	5,534	2,216
CSG Holding Co. Ltd., Class B	1,900	1,492
CSPC Pharmaceutical Group Ltd.*	3,292	3,000
Dali Foods Group Co. Ltd., 144A	3,281	1,846
Dalian Port PDA Co. Ltd., Class H	634	265
Datang International Power Generation Co. Ltd., Class H	4,364	1,168
Dazhong Transportation Group Co. Ltd., Class B	1,200	1,465

Dongfeng Motor Group Co. Ltd., Class H	994	1,108
ENN Energy Holdings Ltd.	1,642	8,149
Evergrande Real Estate Group Ltd.	336	225
Foshan Electrical and Lighting Co. Ltd., Class B	1,500	1,201
Fosun International Ltd.	406	577
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	6,868	16,020
Geely Automobile Holdings Ltd.	1,276	675
GF Securities Co. Ltd., Class H*	5,720	13,254
Golden Eagle Retail Group Ltd.	690	743
GOME Electrical Appliances Holding Ltd.	3,626	434
Guangdong Electric Power Development Co. Ltd., Class B	12,600	6,439
Guangshen Railway Co. Ltd., Class H	9,062	4,386
Guangzhou Automobile Group Co. Ltd., Class H	4,988	5,708
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	208	472
Guangzhou R&F Properties Co. Ltd., Class H	304	404
Haitian International Holdings Ltd.	532	855
Harbin Electric Co. Ltd., Class H	504	186
Hengan International Group Co. Ltd.	284	2,563
Huadian Energy Co. Ltd., Class B*	3,200	1,626
Huadian Power International Corp. Ltd., Class H*	4,796	2,544
Huaneng Power International, Inc., Class H	8,094	5,533
Huatai Securities Co. Ltd., Class H, 144A*(a)	978	2,052
Huishang Bank Corp. Ltd., Class H	1,124	509
Inner Mongolia Yitai Coal Co. Ltd., Class B	300	223
Jiangling Motors Corp. Ltd., Class B	300	715
Jiangsu Expressway Co. Ltd., Class H	9,802	13,426
Jiangxi Copper Co. Ltd., Class H	1,618	1,739
Jinzhou Port Co. Ltd., Class B	600	324
KWG Property Holding Ltd.	3,442	2,162
Lao Feng Xiang Co. Ltd., Class B	1,300	4,592
Legend Holdings Corp., Class H, 144A*	86	207
Longfor Properties Co. Ltd.	3,652	4,936
Luye Pharma Group Ltd.*	198	122
Metallurgical Corp. of China Ltd., Class H	4,358	1,234
New China Life Insurance Co. Ltd., Class H	144	493
People’s Insurance Co. (Group) of China Ltd., Class H	1,304	522
PetroChina Co. Ltd., Class H	9,994	6,870
PICC Property & Casualty Co. Ltd., Class H	556	1,015
Red Star Macalline Group Corp. Ltd., Class H, 144A*	2,912	3,295
Shandong Chenming Paper Holdings Ltd., Class B	2,500	1,841
Shandong Chenming Paper Holdings Ltd., Class H	2,810	1,968
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	358	206
Shanghai Bailian Group Co. Ltd., Class B	1,700	2,608
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	200	158
Shanghai Electric Group Co. Ltd., Class H*(a)	1,882	809
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	116	302
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	800	2,179
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	500	913
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	400	634

Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	2,000	4,146
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	856	1,849
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	700	344
Shengjing Bank Co. Ltd., Class H, 144A	114	132
Shenzhen Chiwan Wharf Holdings Ltd., Class B	1,000	1,594
Shenzhen Expressway Co. Ltd., Class H	11,242	9,653
Shenzhou International Group Holdings Ltd.	588	2,960
Sichuan Expressway Co. Ltd., Class H	1,268	431
Sino-Ocean Land Holdings Ltd.	2,596	1,053
Sinopec Engineering Group Co. Ltd., Class H	11,148	9,787
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	3,398	1,662
Sinopharm Group Co. Ltd., Class H	206	955
Sinotruk Hong Kong Ltd.	2,484	1,119
Soho China Ltd.	7,910	3,472
Sunac China Holdings Ltd.	360	224
TravelSky Technology Ltd., Class H	584	1,107
Tsingtao Brewery Co. Ltd., Class H	490	1,763
Weichai Power Co. Ltd., Class H	464	542
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	144	224
Yantai Changyu Pioneer Wine Co. Ltd., Class B	700	2,160
Yanzhou Coal Mining Co. Ltd., Class H	346	186
Zhaojin Mining Industry Co. Ltd., Class H*	180	143
Zhejiang Expressway Co. Ltd., Class H	3,276	3,070
Zhuzhou CRRC Times Electric Co. Ltd.	74	414
Zijin Mining Group Co. Ltd., Class H	3,708	1,069
ZTE Corp., Class H	252	331

		279,672

Colombia - 0.8%
Almacenes Exito SA	466	2,292
Cementos Argos SA	480	1,808
Corp. Financiera Colombiana SA	265	3,336
Ecopetrol SA	2,176	943
Grupo Argos SA	430	2,404
Grupo de Inversiones Suramericana SA	72	867
Interconexion Electrica SA ESP	1,080	3,075
Isagen SA ESP*	2,430	3,503

		18,228

Czech Republic - 0.2%
CEZ AS	114	2,071
Komercni Banka AS	40	1,574

		3,645

Greece - 0.1%
Hellenic Petroleum SA*	36	172
JUMBO SA*	70	959
Motor Oil Hellas Corinth Refineries SA	62	751
OPAP SA	2	16

		1,898

Hong Kong - 3.8%
Beijing Enterprises Holdings Ltd.	282	1,467
Beijing Enterprises Water Group Ltd.	1,282	823
Brilliance China Automotive Holdings Ltd. (a)	372	361
China Agri-Industries Holdings Ltd.*	1,374	460
China Everbright International Ltd.	204	219
China Everbright Ltd.	166	319
China Foods Ltd.*	634	227
China Gas Holdings Ltd.	518	733
China Jinmao Holdings Group Ltd.	9,104	2,625
China Merchants Holdings International Co. Ltd.	558	1,595
China Mobile Ltd.	64	730

China Overseas Land & Investment Ltd.	718	2,158
China Overseas Property Holdings Ltd.*	4,944	726
China Power International Development Ltd.	11,504	4,857
China Resources Beer Holdings Co. Ltd.	4,849	10,512
China Resources Cement Holdings Ltd.	1,454	477
China Resources Gas Group Ltd.	1,486	4,161
China Resources Land Ltd.	530	1,268
China Resources Power Holdings Co. Ltd.	2,812	4,416
China State Construction International Holdings Ltd.	530	679
China Taiping Insurance Holdings Co. Ltd.*	112	217
China Traditional Chinese Medicine Co. Ltd.*	772	351
China Unicom (Hong Kong) Ltd.	1,044	1,128
CIMC Enric Holdings Ltd.	556	278
CITIC Ltd.	290	421
COSCO Pacific Ltd.	5,134	5,195
Far East Horizon Ltd.	300	227
Guangdong Investment Ltd.	7,704	10,869
Haier Electronics Group Co. Ltd.	112	181
Kingboard Chemical Holdings Ltd.	3,830	7,889
Kingboard Laminates Holdings Ltd.	8,304	4,383
Kunlun Energy Co. Ltd.	4,932	4,038
Lee & Man Paper Manufacturing Ltd.	6,506	4,305
Nine Dragons Paper Holdings Ltd.	596	431
Shanghai Industrial Holdings Ltd.	402	907
Shenzhen International Holdings Ltd.	2,242	3,406
Shenzhen Investment Ltd.	6,352	2,568
Shimao Property Holdings Ltd.	500	633
Sino Biopharmaceutical Ltd.	4,894	3,320
Sinofert Holdings Ltd.	1,074	135
Yuexiu Property Co. Ltd.	17,420	2,220

		91,915

Hungary - 1.4%
Magyar Telekom Telecommunications PLC	4,956	7,953
MOL Hungarian Oil and Gas PLC	174	9,574
OTP Bank PLC	10	242
Richter Gedeon Nyrt	780	15,645

		33,414

Indonesia - 1.3%
PT Adaro Energy Tbk	11,316	588
PT Astra Agro Lestari Tbk*	218	226
PT Astra International Tbk	2,336	1,129
PT Bank Danamon Indonesia Tbk	1,406	338
PT Bank Mandiri Persero Tbk	1,018	673
PT Bank Negara Indonesia Persero Tbk	2,210	777
PT Bank Rakyat Indonesia Persero Tbk	1,364	1,033
PT Gudang Garam Tbk	232	1,175
PT Indocement Tunggal Prakarsa Tbk	2,254	2,747
PT Indofood CBP Sukses Makmur Tbk*	1,584	1,879
PT Indofood Sukses Makmur Tbk*	7,584	3,845
PT Jasa Marga Persero Tbk	2,090	826
PT Kalbe Farma Tbk*	14,360	1,503
PT Perusahaan Gas Negara Persero Tbk	5,268	956
PT Semen Indonesia Persero Tbk	4,464	2,941
PT Surya Citra Media Tbk	5,070	1,243
PT Tambang Batubara Bukit Asam Persero Tbk	444	207
PT Telekomunikasi Indonesia Persero Tbk	18,988	5,143
PT Tower Bersama Infrastructure Tbk	442	215
PT Unilever Indonesia Tbk	307	969
PT United Tractors Tbk	2,786	2,896
PT XL Axiata Tbk*	1,752	453

		31,762

Malaysia - 6.6%
AirAsia Bhd	1,000	557
Alliance Financial Group Bhd	1,200	1,177
AMMB Holdings Bhd	2,000	2,088
Astro Malaysia Holdings Bhd	9,200	6,150
Axiata Group Bhd	2,200	2,781
Berjaya Sports Toto Bhd	13,600	10,046
British American Tobacco Malaysia Bhd	400	4,850
Bumi Armada Bhd	2,800	441
CIMB Group Holdings Bhd	200	213
DiGi.Com Bhd	3,800	4,123
Felda Global Ventures Holdings Bhd	3,200	1,062
Gamuda Bhd	5,200	6,045
Genting Bhd	1,400	2,835
Genting Malaysia Bhd	7,000	7,476
Hap Seng Consolidated Bhd	1,400	2,638
Hong Leong Financial Group Bhd	400	1,441
IHH Healthcare Bhd	600	939
IJM Corp. Bhd	5,200	4,395
IOI Corp. Bhd	3,400	3,409
IOI Properties Group Bhd	10,800	6,356
KLCCP Stapled Group (b)	3,200	5,696
Kuala Lumpur Kepong Bhd	200	1,116
Lafarge Malaysia Bhd	2,600	5,000
Malaysia Airports Holdings Bhd	800	1,238
Maxis Bhd	2,000	2,664
MISC Bhd	2,000	3,739
MMC Corp. Bhd	4,200	2,156
Petronas Chemicals Group Bhd	5,000	7,968
Petronas Dagangan Bhd	800	4,541
Petronas Gas Bhd	1,000	5,241
PPB Group Bhd	1,800	7,115
Public Bank Bhd	200	926
RHB Capital Bhd	400	591
SapuraKencana Petroleum Bhd	6,000	2,325
Sime Darby Bhd	1,400	2,512
SP Setia BHD Group	6,200	4,775
Telekom Malaysia Bhd	2,600	4,238
Tenaga Nasional Bhd	2,200	7,449
UEM Sunrise Bhd	2,000	484
UMW Holdings Bhd	400	482
Westports Holdings Bhd	5,200	5,466
YTL Corp. Bhd	18,400	7,264
YTL Power International Bhd	16,800	5,900

		157,908

Malta - 1.6%
Brait SE*	3,704	37,568

Mexico - 8.7%
Alfa SAB de CV, Class A	2,898	5,096
Alpek SAB de CV	1,470	2,212
Alsea SAB de CV	2,112	8,045
America Movil SAB de CV, Series L	6,756	4,145
Arca Continental SAB de CV	144	960
Banregio Grupo Financiero SAB de CV	136	746
Cemex SAB de CV, Series CPO*	884	563
Coca-Cola Femsa SAB de CV, Series L	1,470	11,815
Concentradora Fibra Danhos SA de CV REIT	508	940
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	162	315
El Puerto de Liverpool SAB de CV, Class C1	878	9,467
Fibra Uno Administracion SA de CV REIT	1,822	3,956
Fomento Economico Mexicano SAB de CV	644	5,835
Gentera SAB de CV	7,184	13,120
Gruma SAB de CV, Class B	228	3,287
Grupo Aeromexico SAB de CV*	1,932	3,999
Grupo Aeroportuario del Centro Norte SAB de CV	1,288	7,411
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,666	16,892
Grupo Aeroportuario del Sureste SAB de CV, Class B*	1,020	16,131
Grupo Bimbo SAB de CV, Series A	1,128	3,335
Grupo Carso SAB de CV, Series A1	586	2,487
Grupo Comercial Chedraui SA de CV	2,484	6,222
Grupo Financiero Banorte SAB de CV, Class O	292	1,531

Grupo Financiero Interacciones SA de CV, Class O	322	1,661
Grupo Lala SAB de CV	2,044	4,928
Grupo Mexico SAB de CV, Series B	520	1,155
Grupo Sanborns SAB de CV	2,770	3,661
Grupo Televisa SAB, Series CPO	446	2,387
Industrias Bachoco SAB de CV, Series B	2,082	8,593
Industrias CH SAB de CV, Series B*	1,170	4,788
Industrias Penoles SAB de CV	80	1,280
Infraestructura Energetica Nova SAB de CV	114	453
Kimberly-Clark de Mexico SAB de CV, Class A	3,894	9,276
La Comer SAB de CV*	1,158	1,209
Megacable Holdings SAB de CV	1,842	7,757
Mexichem SAB de CV	2,394	5,051
Nemak SAB de CV, 144A	908	1,161
OHL Mexico SAB de CV*	588	742
Organizacion Soriana SAB de CV, Class B*	1,106	2,534
Promotora y Operadora de Infraestructura SAB de CV	890	10,665
Promotora y Operadora de Infraestructura SAB de CV, Class L	746	7,132
Telesites SAB de CV*	4,766	3,082
Wal-Mart de Mexico SAB de CV	824	1,918

		207,943

Netherlands - 0.0%
Steinhoff International Holdings NV	10	59

Peru - 0.1%
Credicorp Ltd.	13	1,827

Philippines - 2.2%
Aboitiz Equity Ventures, Inc.	4,500	7,602
Aboitiz Power Corp.	3,000	2,951
Alliance Global Group, Inc.	1,800	586
Ayala Corp.	140	2,534
Ayala Land, Inc.	1,400	1,069
Bank of the Philippine Islands	520	1,026
BDO Unibank, Inc.	440	950
DMCI Holdings Inc.	9,200	2,498
Energy Development Corp.	10,800	1,305
Globe Telecom, Inc.	60	3,092
GT Capital Holdings, Inc.	80	2,386
International Container Terminal Services, Inc.	280	339
JG Summit Holdings, Inc.	340	601
Jollibee Foods Corp.	520	2,618
Manila Electric Co.	1,110	7,201
Megaworld Corp.	22,000	2,117
Metropolitan Bank & Trust Co.	680	1,266
Petron Corp.	6,400	1,601
Philippine Long Distance Telephone Co.	90	3,657
Semirara Mining & Power Corp.	960	2,648
SM Investments Corp.	60	1,206
SM Prime Holdings, Inc.	3,200	1,642
Universal Robina Corp.	420	1,751

		52,646

Poland - 2.7%
Alior Bank SA*	42	550
Asseco Poland SA	934	13,069
Bank Handlowy w Warszawie SA	14	264
Bank Millennium SA*	356	412
Bank Zachodni WBK SA	6	392
Budimex SA	72	3,450
CCC SA	34	1,470
Ciech SA*	118	1,874
Cyfrowy Polsat SA*	42	239
Enea SA	730	1,855
Energa SA*	368	919
Eurocash SA	978	12,148
Grupa Azoty SA*	96	1,658
Grupa Lotos SA*	298	2,339
KGHM Polska Miedz SA*	52	795
LPP SA	2	2,738
mBank SA*	2	155
Orange Polska SA	1,300	1,892
PGE Polska Grupa Energetyczna SA	256	818
Polski Koncern Naftowy Orlen SA	206	3,613

Polskie Gornictwo Naftowe i Gazownictwo SA	5,164	6,926
Powszechna Kasa Oszczednosci Bank Polski SA*	78	490
Powszechny Zaklad Ubezpieczen SA	526	4,164
Synthos SA	794	731
Tauron Polska Energia SA	1,760	1,151

		64,112

Romania - 0.3%
New Europe Property Investments PLC	696	8,142

Russia - 3.7%
Acron JSC	16	919
Aeroflot - Russian Airlines PJSC*	3,974	4,914
Alrosa PJSC	430	458
Bashneft PJSC	40	1,773
E.ON Russia JSC	88,492	3,386
Gazprom PJSC	1,240	2,730
Inter RAO UES PJSC	86,160	2,556
LUKOIL PJSC	20	778
Magnitogorsk Iron & Steel Works OJSC	7,586	2,953
MegaFon PJSC, GDR	34	381
MMC Norilsk Nickel PJSC	18	2,449
Mobile TeleSystems PJSC	3,590	13,971
Moscow Exchange MICEX-RTS PJSC	5,824	9,643
Novatek OJSC	150	1,497
Novolipetsk Steel PJSC	860	1,119
PhosAgro OJSC GDR	170	2,550
Rosneft OJSC	232	1,109
Rosseti PJSC*	21,732	209
Rostelecom PJSC	6,530	9,635
RusHydro PJSC	501,108	4,793
Sberbank of Russia PJSC	858	1,721
Severstal PJSC	298	3,024
Surgutneftegas OJSC	4,804	2,458
Tatneft PJSC	2,924	13,355
Uralkali PJSC*	88	228
VTB Bank PJSC	750,472	777

		89,386

South Africa - 13.7%
Adcock Ingram Holdings Ltd.	278	719
AECI Ltd.	366	2,041
African Rainbow Minerals Ltd.	30	160
AngloGold Ashanti Ltd.*	76	1,015
Aspen Pharmacare Holdings Ltd.*	28	573
Attacq Ltd.*	388	487
AVI Ltd.	1,788	9,549
Barclays Africa Group Ltd.	14	130
Barloworld Ltd.	234	1,071
Bid Corp. Ltd.*	756	14,545
Bidvest Group Ltd.	756	6,027
Capitec Bank Holdings Ltd.	62	2,346
Clicks Group Ltd.	1,774	12,148
DataTec Ltd.	1,746	4,940
Discovery Ltd.	662	5,060
Distell Group Ltd.	144	1,396
EOH Holdings Ltd.	162	1,422
Exxaro Resources Ltd.	90	358
Fortress Income Fund Ltd.	1,376	3,193
Fortress Income Fund Ltd., Class A	5,160	5,174
Foschini Group Ltd.	284	2,528
Gold Fields Ltd.	212	736
Growthpoint Properties Ltd. REIT	6,598	9,858
Hyprop Investments Ltd. REIT	2,672	20,037
Imperial Holdings Ltd.	376	3,347
Investec Ltd.	84	567
JSE Ltd.	130	1,397
KAP Industrial Holdings Ltd.	9,906	3,880
Liberty Holdings Ltd.	52	394
Life Healthcare Group Holdings Ltd.	1,404	3,428
Massmart Holdings Ltd.	306	2,326
MMI Holdings Ltd.	234	335
Mondi Ltd.	660	12,779
Mr Price Group Ltd.	168	1,971
MTN Group Ltd.	294	2,290
Netcare Ltd. (a)	1,802	3,743
Oceana Group Ltd.	50	372
Omnia Holdings Ltd.	200	1,717
Pick n Pay Holdings Ltd.	4,178	7,730
Pick n Pay Stores Ltd.	3,192	14,511
Pioneer Foods Group Ltd.	350	3,636

PPC Ltd.	980	611
PSG Group Ltd.	104	1,242
Redefine Properties Ltd. REIT	16,858	11,737
Remgro Ltd.	542	8,377
Resilient REIT Ltd.	2,206	18,249
Reunert Ltd.	1,854	7,767
RMB Holdings Ltd.	1,480	4,976
Sanlam Ltd.	172	681
Santam Ltd.	190	2,755
Sappi Ltd.*	1,264	5,925
Sasol Ltd.	360	10,918
Shoprite Holdings Ltd.	1,218	12,771
SPAR Group Ltd.	2,430	31,260
Sun International Ltd./South Africa	110	507
Super Group Ltd./South Africa*	4,008	10,591
Telkom SA SOC Ltd.	460	1,695
Tiger Brands Ltd.	322	7,114
Tongaat Hulett Ltd.	262	1,865
Truworths International Ltd.	1,802	10,772
Tsogo Sun Holdings Ltd.	2,556	4,380
Vodacom Group Ltd.	202	2,111

		326,240

Spain - 0.1%
Cemex Latam Holdings SA*	424	1,849

Taiwan - 12.7%
Acer, Inc.*	530	208
Advanced Semiconductor Engineering, Inc.	2,508	2,838
Advantech Co. Ltd.	336	2,483
Asia Cement Corp.	1,736	1,323
Asustek Computer, Inc.	1,110	9,530
AU Optronics Corp.	2,500	695
Capital Securities Corp.	3,202	825
Catcher Technology Co. Ltd.	770	5,855
Cathay Financial Holding Co. Ltd.	1,038	1,200
Cathay Real Estate Development Co. Ltd.	2,566	1,082
Chang Hwa Commercial Bank Ltd.	3,032	1,539
Cheng Shin Rubber Industry Co. Ltd.	2,174	4,466
Cheng Uei Precision Industry Co. Ltd.	1,500	1,906
Chicony Electronics Co. Ltd.	2,986	7,197
China Airlines Ltd.*	5,226	1,659
China Motor Corp.	5,302	3,902
China Steel Corp.	13,182	8,185
Chunghwa Telecom Co. Ltd.	1,444	4,871
Compal Electronics, Inc.	12,988	7,646
CTBC Financial Holding Co. Ltd.	8,418	4,414
Delta Electronics, Inc.	898	4,130
E.Sun Financial Holding Co. Ltd.	4,794	2,683
Eclat Textile Co. Ltd.	138	1,481
Eternal Materials Co. Ltd.	6,442	6,459
EVA Airways Corp.*	3,178	1,442
Evergreen Marine Corp. (Taiwan) Ltd.	1,868	659
Far Eastern International Bank	3,956	1,116
Far Eastern New Century Corp.	1,264	891
Far EasTone Telecommunications Co. Ltd.	3,636	8,373
Feng Hsin Steel Co. Ltd.	7,446	9,863
Feng Tay Enterprise Co. Ltd.	964	4,035
First Financial Holding Co. Ltd.	4,146	2,098
Formosa Chemicals & Fibre Corp.	2,108	5,313
Formosa Petrochemical Corp.	432	1,179
Formosa Plastics Corp.	1,386	3,357
Formosa Taffeta Co. Ltd.	6,434	6,155
Foxconn Technology Co. Ltd.	2,012	4,596
Fubon Financial Holding Co. Ltd.	536	633
Giant Manufacturing Co. Ltd.	308	1,837
Hon Hai Precision Industry Co. Ltd.	2,440	5,993
Hotai Motor Co. Ltd.	104	993
HTC Corp.	88	229
Hua Nan Financial Holdings Co. Ltd.	4,434	2,209
Innolux Corp.	3,454	1,024
Inventec Corp.	5,362	3,568
Largan Precision Co. Ltd.	28	2,335
Lite-On Technology Corp.	18,196	23,434
MediaTek, Inc.	226	1,525
Mega Financial Holding Co. Ltd.	2,682	1,966
Nan Ya Plastics Corp.	2,076	3,959

Nan Ya Printed Circuit Board Corp.	424	391
Novatek Microelectronics Corp.	1,776	5,909
Pegatron Corp.	4,156	8,653
Pou Chen Corp.	4,540	6,090
President Chain Store Corp.	1,242	9,426
President Securities Corp.	1,214	458
Quanta Computer, Inc.	956	1,700
Realtek Semiconductor Corp.	1,598	4,332
Shin Kong Financial Holding Co. Ltd.	6,196	1,292
Siliconware Precision Industries Co. Ltd.	3,346	5,438
SinoPac Financial Holdings Co. Ltd.	5,050	1,483
Synnex Technology International Corp.	360	358
Taishin Financial Holding Co. Ltd.	3,696	1,394
Taiwan Business Bank*	6,442	1,632
Taiwan Cement Corp.	6,258	5,766
Taiwan Fertilizer Co. Ltd.	1,076	1,417
Taiwan Glass Industry Corp.*	482	200
Taiwan Mobile Co. Ltd.	1,366	4,670
Taiwan Secom Co. Ltd.	3,088	8,522
Taiwan Semiconductor Manufacturing Co. Ltd.	430	2,063
Teco Electric & Machinery Co. Ltd.	4,588	3,679
Ton Yi Industrial Corp.	1,422	656
Transcend Information, Inc.	1,904	5,441
U-Ming Marine Transport Corp.	760	577
Unimicron Technology Corp.	4,002	1,706
Uni-President Enterprises Corp.	3,218	6,128
United Microelectronics Corp.	30,828	11,532
Vanguard International Semiconductor Corp.	1,836	3,012
Walsin Lihwa Corp.*	21,902	6,219
Wan Hai Lines Ltd.	1,112	580
Yang Ming Marine Transport Corp.*	1,324	316
YFY, Inc.	8,304	2,470
Yuanta Financial Holding Co. Ltd.	6,652	2,244
Yulon Motor Co. Ltd.	798	672
Yulon Nissan Motor Co. Ltd.	68	448

		302,233

Thailand - 3.8%
Advanced Info Service PCL	400	1,847
Airports of Thailand PCL	200	2,217
Bangkok Bank PCL	200	927
Bangkok Dusit Medical Services PCL	3,800	2,563
Bangkok Life Assurance PCL	400	462
Banpu PCL	1,200	410
BEC World PCL	2,600	1,798
Berli Jucker PCL	1,200	1,201
BTS Group Holdings PCL	6,800	1,732
Bumrungrad Hospital PCL	700	3,860
Central Pattana PCL	2,600	4,203
Charoen Pokphand Foods PCL	3,600	2,948
CP ALL PCL	4,600	6,406
Delta Electronics Thailand PCL	2,200	4,418
Electricity Generating PCL	1,200	6,265
Glow Energy PCL	1,800	4,333
Home Product Center PCL	7,600	1,883
Indorama Ventures PCL	1,800	1,675
Intouch Holdings PCL	2,200	3,449
IRPC PCL	52,000	7,249
Kasikornbank PCL	200	985
Krung Thai Bank PCL	600	287
Land & Houses PCL	10,400	2,489
Minor International PCL	1,200	1,318
PTT Exploration & Production PCL	200	435
PTT Global Chemical PCL	1,600	2,665
PTT PCL	200	1,685
Ratchaburi Electricity Generating Holding PCL	1,800	2,595
Siam Cement PCL	100	1,344
Siam City Cement PCL	200	1,679
Siam Commercial Bank PCL	200	750
Thai Airways International PCL*	1,200	605
Thai Oil PCL	3,400	6,043
Thai Union Group PCL	9,100	5,629
TMB Bank PCL	17,600	1,123
Total Access Communication PCL	200	209

		89,687

Turkey - 2.7%
Akbank TAS	30	81
Akcansa Cimento AS	272	1,251
Anadolu Efes Biracilik Ve Malt Sanayii AS	250	1,584
Arcelik AS	636	4,225
Aselsan Elektronik Sanayi Ve Ticaret AS*	376	1,270
Aygaz AS	396	1,478
BIM Birlesik Magazalar AS	688	13,496
Coca-Cola Icecek AS	40	488
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,208	1,105
Enka Insaat ve Sanayi AS	1,566	2,249
Eregli Demir ve Celik Fabrikalari TAS	4,474	6,245
Ford Otomotiv Sanayi AS	352	4,172
Haci Omer Sabanci Holding AS	438	1,364
KOC Holding AS	176	782
Migros Ticaret AS*	60	347
Pegasus Hava Tasimaciligi AS*	64	326
Petkim Petrokimya Holding AS*	256	369
TAV Havalimanlari Holding AS	444	2,277
Tofas Turk Otomobil Fabrikasi AS	174	1,305
Tupras Turkiye Petrol Rafinerileri AS	32	722
Turk Hava Yollari Anonim Ortakligi*	1,500	3,161
Turk Telekomunikasyon AS	536	1,095
Turk Traktor ve Ziraat Makineleri AS	62	1,711
Turkcell Iletisim Hizmetleri AS*	1,386	5,053
Turkiye Garanti Bankasi AS	130	333
Turkiye Halk Bankasi AS	308	928
Turkiye Sinai Kalkinma Bankasi AS	1,350	709
Turkiye Sise ve Cam Fabrikalari AS	3,014	3,594
Turkiye Vakiflar Bankasi TAO, Class D	832	1,257
Ulker Biskuvi Sanayi AS	242	1,750
Yapi ve Kredi Bankasi AS*	606	848

		65,575

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	516	837
Agthia Group PJSC	1,160	2,344
Air Arabia PJSC	11,134	4,062
Al Waha Capital PJSC	1,366	736
Aldar Properties PJSC	2,840	2,034
Dana Gas PJSC*	6,592	951
DP World Ltd.	58	998
Dubai Investments PJSC	2,094	1,112
Dubai Islamic Bank PJSC	436	605
Dubai Parks & Resorts PJSC*	500	193
Emaar Malls Group PJSC	966	718
Emaar Properties PJSC	800	1,361
Emirates Telecommunications Group Co. PJSC	333	1,605
Union National Bank PJSC	300	280

		17,836

TOTAL COMMON STOCKS
(Cost $2,232,825)		2,110,987

PREFERRED STOCKS - 3.0%
Brazil - 1.6%
Braskem SA, Class A	1,056	6,157
Centrais Eletricas Brasileiras SA, Class B*	116	403
Cia Brasileira de Distribuicao	98	1,101
Cia de Gas de Sao Paulo - COMGAS, Class A	250	3,123
Cia de Transmissao de Energia Eletrica Paulista	152	2,559
Cia Energetica de Minas Gerais	572	894
Cia Energetica de Sao Paulo, Class B	1,098	3,691
Cia Paranaense de Energia, Class B	290	1,906
Itau Unibanco Holding SA	314	2,532
Itausa - Investimentos Itau SA	6,256	12,401
Lojas Americanas SA	276	1,178
Suzano Papel e Celulose SA, Class A	234	952
Telefonica Brasil SA	120	1,396
Vale SA	28	87

		38,380

Chile - 0.5%
Embotelladora Andina SA, Class B	1,858	5,874
Sociedad Quimica y Minera de Chile SA, Class B	218	4,800

		10,674

Colombia - 0.4%
Bancolombia SA	540	4,417
Cementos Argos SA	528	1,831
Grupo Aval Acciones y Valores SA	7,286	2,676
Grupo de Inversiones Suramericana SA	30	353

		9,277

Russia - 0.5%
AK Transneft OAO	2	5,146
Bashneft PJSC	56	1,736
Surgutneftegas OJSC	6,480	4,065
Tatneft PJSC, Series 3	710	1,847

		12,794

TOTAL PREFERRED STOCKS
(Cost $76,332)		71,125

RIGHTS - 0.0%
Indonesia - 0.0%
PT XL Axiata Tbk*, expires 06/30/16	438	7

United Arab Emirates - 0.0%
Dubai Islamic Bank PJSC*, expires 07/31/16	109	55

TOTAL RIGHTS
(Cost $0)		62

SECURITIES LENDING COLLATERAL - 0.3%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $6,822)	6,822	6,822

TOTAL INVESTMENTS - 91.7%
(Cost $2,315,979)†		$2,188,996
Other assets and liabilities, net - 8.3%		197,449

NET ASSETS - 100.0%		$2,386,445

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,315,979. At May 31, 2016, net unrealized depreciation for all securities based on tax cost was $126,983. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,690 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $154,673.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $6,254, which is 0.3% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2016 the Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	431,163	19.8%
Consumer Staples	343,648	15.7%
Industrials	298,558	13.7%
Consumer Discretionary	207,588	9.5%
Utilities	205,338	9.4%
Materials	191,141	8.8%
Information Technology	188,548	8.7%
Energy	154,872	7.1%
Telecommunication Services	114,845	5.2%
Health Care	46,473	2.1%

Total	2,182,174	100.0%

At May 31, 2016, open future contract purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
SGX NIFTY 50 Futures	12	$196,524	6/30/2016	$10,764

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,110,396	$—	$591	$2,110,987
Preferred Stocks (e)	71,125	—	—	71,125
Rights (e)	62	—	—	62
Short-Term Investments	6,822	—	—	6,822
Derivatives (f)
Futures Contracts	10,764	—	—	10,764

Total	$2,199,169	$—	$591	$2,199,760

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2016, the amount of transfers between Level 1 and Level 3 was $ 591. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

May 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 16.3%
Advance Auto Parts, Inc.	60	$9,230
AMC Networks, Inc., Class A*	37	2,366
Aramark	409	13,616
AutoNation, Inc.*(a)	189	9,533
AutoZone, Inc.*	45	34,299
Bed Bath & Beyond, Inc.*	221	9,890
Best Buy Co., Inc.	42	1,351
BorgWarner, Inc.	145	4,934
Brinker International, Inc.	145	6,521
Brunswick Corp.	59	2,824
Cabela’s, Inc.*	10	486
Cable One, Inc.	9	4,410
Cablevision Systems Corp., Class A	184	6,381
CarMax, Inc.*(a)	24	1,288
Carnival Corp.	215	10,264
Carter’s, Inc.	169	16,991
CBS Corp., Class B	400	22,080
Charter Communications, Inc., Class A*	66	14,450
Chipotle Mexican Grill, Inc.*	8	3,536
Choice Hotels International, Inc.	44	1,997
Cinemark Holdings, Inc.	239	8,647
Coach, Inc.	180	7,096
Comcast Corp., Class A	101	6,393
CST Brands, Inc.	12	455
D.R. Horton, Inc.	342	10,451
Darden Restaurants, Inc.	743	50,398
Delphi Automotive PLC	516	35,067
Dick’s Sporting Goods, Inc.	146	6,263
Dillard’s, Inc., Class A	13	768
Discovery Communications, Inc., Class A*	122	3,398
Discovery Communications, Inc., Class C*	145	3,882
DISH Network Corp., Class A*	57	2,844
Dollar General Corp.	321	28,858
Dollar Tree, Inc.*	194	17,565
Domino’s Pizza, Inc.	52	6,286
DSW, Inc., Class A	30	635
Dunkin’ Brands Group, Inc. (a)	107	4,632
Expedia, Inc.	34	3,782
Extended Stay America, Inc.	25	356
Foot Locker, Inc.	586	32,769
Ford Motor Co.	523	7,055
GameStop Corp., Class A (a)	391	11,378
Gannett Co., Inc.	840	13,121
Gap, Inc. (a)	95	1,709
Garmin Ltd.	90	3,827
General Motors Co.	345	10,792
Gentex Corp.	269	4,460
Genuine Parts Co.	228	22,098
GNC Holdings, Inc., Class A	18	469
Goodyear Tire & Rubber Co.	162	4,531
Graham Holdings Co., Class B	25	12,449
H&R Block, Inc.	711	15,187
Hanesbrands, Inc.	197	5,333
Harley-Davidson, Inc. (a)	127	5,891
Harman International Industries, Inc.	8	626
Hasbro, Inc.	302	26,362
Hilton Worldwide Holdings, Inc.	95	1,974
Home Depot, Inc.	49	6,474
Hyatt Hotels Corp., Class A*(a)	54	2,479
International Game Technology PLC (a)	25	474
Interpublic Group of Companies, Inc.	633	15,129
John Wiley & Sons, Inc., Class A	125	6,735
Johnson Controls, Inc.	189	8,344
Kohl’s Corp.	218	7,857
L Brands, Inc.	150	10,282
Las Vegas Sands Corp.	54	2,497
Lear Corp.	397	47,148
Leggett & Platt, Inc.	247	12,414
Lennar Corp., Class A	28	1,276
Liberty Braves Group, Class A*	31	482
Liberty Braves Group, Class C*	18	270
Liberty Interactive Corp., Class A*	556	15,001
Liberty Media Group, Class A*	85	1,656
Liberty Media Group, Class C*	51	966

Liberty SiriusXm Group, Class A*	337	10,747
Liberty SiriusXm Group, Class C*	206	6,479
Liberty Ventures, Series A*	30	1,119
Live Nation Entertainment, Inc.*	49	1,183
LKQ Corp.*	323	10,682
Lowe’s Cos., Inc.	210	16,827
lululemon athletica, Inc.*(a)	26	1,691
Macy’s, Inc.	90	2,989
Madison Square Garden Co., Class A*	13	2,178
Marriott International, Inc., Class A	132	8,717
Mattel, Inc.	432	13,772
McDonald’s Corp.	118	14,403
MGM Resorts International*	29	663
Michael Kors Holdings Ltd.*	14	598
Mohawk Industries, Inc.*	68	13,375
MSG Networks, Inc., Class A*	354	6,128
Murphy USA, Inc.*	105	7,139
Newell Rubbermaid, Inc.	342	16,310
News Corp., Class A	648	7,750
News Corp., Class B	251	3,097
NIKE, Inc., Class B	191	10,547
Nordstrom, Inc. (a)	114	4,330
Norwegian Cruise Line Holdings Ltd.*	24	1,114
NVR, Inc.*	14	24,262
Omnicom Group, Inc.	298	24,832
O’Reilly Automotive, Inc.*	96	25,385
Panera Bread Co., Class A*(a)	65	14,245
Penske Automotive Group, Inc.	54	2,134
Polaris Industries, Inc. (a)	33	2,806
Priceline Group, Inc.*	7	8,850
PVH Corp.	26	2,439
Ralph Lauren Corp.	35	3,301
Regal Entertainment Group, Class A (a)	210	4,416
Ross Stores, Inc.	456	24,350
Royal Caribbean Cruises Ltd.	44	3,405
Sally Beauty Holdings, Inc.*	155	4,452
Scripps Networks Interactive, Inc., Class A (a)	102	6,563
Service Corp. International	299	8,193
ServiceMaster Global Holdings, Inc.*	51	1,950
Signet Jewelers Ltd.	25	2,474
Sirius XM Holdings, Inc.*	1,161	4,667
Six Flags Entertainment Corp.	121	6,980
Skechers U.S.A., Inc., Class A*	39	1,216
Staples, Inc.	390	3,432
Starbucks Corp.	185	10,155
Starwood Hotels & Resorts Worldwide, Inc.	160	11,749
Starz, Class A*	173	4,671
Target Corp.	180	12,380
TEGNA, Inc.	257	5,901
Tempur Sealy International, Inc.*(a)	10	582
Thomson Reuters Corp.	191	8,031
Thor Industries, Inc.	137	8,905
Tiffany & Co.	31	1,921
Time Warner, Inc.	71	5,372
TJX Cos., Inc.	351	26,718
Toll Brothers, Inc.*	127	3,702
TopBuild Corp.*	120	4,337
Tractor Supply Co.	207	19,893
Tribune Media Co., Class A	13	523
TripAdvisor, Inc.*	9	610
Tupperware Brands Corp.	159	8,996
Twenty-First Century Fox, Inc., Class A	149	4,303
Twenty-First Century Fox, Inc., Class B	66	1,930
Ulta Salon Cosmetics & Fragrance, Inc.*	44	10,252
Under Armour, Inc., Class A*(a)	48	1,811
Under Armour, Inc., Class C*	48	1,679
Urban Outfitters, Inc.*	48	1,369
VF Corp.	150	9,348
Viacom, Inc., Class B	67	2,973
Vista Outdoor, Inc.*	65	3,262
Visteon Corp.	50	3,749
Walt Disney Co.	39	3,870

Wendy’s Co.	497	5,109
Whirlpool Corp.	11	1,921
Williams-Sonoma, Inc.	177	9,388
Wyndham Worldwide Corp.	146	9,839
Yum! Brands, Inc.	255	20,933

		1,262,110

Consumer Staples - 8.3%
Altria Group, Inc.	125	7,955
Archer-Daniels-Midland Co.	248	10,607
Blue Buffalo Pet Products, Inc.*(a)	67	1,731
Brown-Forman Corp., Class A	24	2,521
Brown-Forman Corp., Class B	107	10,494
Bunge Ltd.	194	13,012
Campbell Soup Co.	269	16,293
Church & Dwight Co., Inc.	246	24,226
Clorox Co.	254	32,649
Coca-Cola Co.	44	1,962
Colgate-Palmolive Co.	180	12,674
ConAgra Foods, Inc.	264	12,065
Constellation Brands, Inc., Class A	33	5,054
Costco Wholesale Corp.	209	31,093
Coty, Inc., Class A (a)	95	2,502
CVS Health Corp.	137	13,214
Dr Pepper Snapple Group, Inc.	310	28,334
Energizer Holdings, Inc.	43	2,035
Estee Lauder Cos., Inc., Class A	251	23,037
Flowers Foods, Inc.	642	12,038
General Mills, Inc.	331	20,780
Hain Celestial Group, Inc.*	24	1,187
Herbalife Ltd.*	20	1,158
Hershey Co.	84	7,799
Hormel Foods Corp.	467	16,069
Ingredion, Inc.	240	28,178
JM Smucker Co.	10	1,292
Kellogg Co.	145	10,784
Kimberly-Clark Corp.	204	25,916
Kraft Heinz Co.	19	1,581
Kroger Co.	1,673	59,826
McCormick & Co., Inc.	287	27,859
Mead Johnson Nutrition Co.	91	7,487
Molson Coors Brewing Co., Class B	192	19,043
Mondelez International, Inc., Class A	227	10,099
Monster Beverage Corp.*	18	2,700
PepsiCo, Inc.	72	7,284
Philip Morris International, Inc.	77	7,598
Pinnacle Foods, Inc.	391	16,473
Procter & Gamble Co.	17	1,378
Reynolds American, Inc.	101	5,020
Rite Aid Corp.*	63	485
Spectrum Brands Holdings, Inc. (a)	6	699
Sprouts Farmers Market, Inc.*	36	891
Sysco Corp.	632	30,406
Tyson Foods, Inc., Class A	971	61,930
Walgreens Boots Alliance, Inc.	18	1,393
Wal-Mart Stores, Inc.	19	1,345
WhiteWave Foods Co.*	72	3,215
Whole Foods Market, Inc.	83	2,685

		646,056

Energy - 2.4%
Anadarko Petroleum Corp.	27	1,400
Apache Corp.	61	3,486
Baker Hughes, Inc.	152	7,050
Cabot Oil & Gas Corp.	30	719
Chevron Corp.	42	4,242
Cimarex Energy Co.	49	5,698
Columbia Pipeline Group, Inc.	143	3,652
Concho Resources, Inc.*	31	3,762
ConocoPhillips	144	6,306
CVR Energy, Inc.	24	471
Devon Energy Corp.	90	3,248
Diamondback Energy, Inc.*	12	1,091
Dril-Quip, Inc.*	26	1,587
Energen Corp.	33	1,571
EOG Resources, Inc.	119	9,682
EQT Corp.	26	1,904
Exxon Mobil Corp.	36	3,205
FMC Technologies, Inc.*	108	2,941
Frank’s International NV	30	480
Halliburton Co.	161	6,791

Helmerich & Payne, Inc. (a)	44	2,691
Hess Corp.	92	5,514
HollyFrontier Corp.	377	10,088
Marathon Oil Corp.	137	1,791
Marathon Petroleum Corp.	95	3,309
Murphy Oil Corp. (a)	65	2,009
National Oilwell Varco, Inc.	59	1,944
Newfield Exploration Co.*	73	2,976
Noble Corp. PLC	71	592
Noble Energy, Inc.	90	3,217
Occidental Petroleum Corp.	185	13,956
Oceaneering International, Inc.	143	4,728
ONEOK, Inc.	43	1,860
Patterson-UTI Energy, Inc.	36	670
PBF Energy, Inc., Class A	18	475
Phillips 66	168	13,500
Pioneer Natural Resources Co.	27	4,329
QEP Resources, Inc.	83	1,546
Schlumberger Ltd.	227	17,320
Spectra Energy Corp.	119	3,791
Tesoro Corp.	8	625
Valero Energy Corp.	271	14,824
World Fuel Services Corp.	129	5,930

		186,971

Financials - 17.3%
Affiliated Managers Group, Inc.*	46	7,982
Aflac, Inc.	258	17,921
Alexandria Real Estate Equities, Inc. REIT	18	1,744
Alleghany Corp.*	25	13,621
Allied World Assurance Co. Holdings AG	457	16,946
Allstate Corp.	203	13,705
Ally Financial, Inc.*	179	3,211
American Campus Communities, Inc. REIT	30	1,411
American Capital Agency Corp. REIT	67	1,266
American Express Co.	43	2,828
American Financial Group, Inc.	119	8,720
American International Group, Inc.	49	2,836
American National Insurance Co.	7	837
American Tower Corp. REIT	46	4,866
Ameriprise Financial, Inc.	30	3,050
AmTrust Financial Services, Inc.	157	4,164
Annaly Capital Management, Inc. REIT	103	1,090
Aon PLC	132	14,424
Apartment Investment & Management Co., Class A REIT	19	810
Apple Hospitality REIT, Inc. REIT	120	2,188
Arch Capital Group Ltd.*	457	33,206
Arthur J Gallagher & Co.	156	7,539
Artisan Partners Asset Management, Inc., Class A	30	980
Aspen Insurance Holdings Ltd.	361	17,274
Associated Banc-Corp.	101	1,888
Assurant, Inc.	151	13,196
Assured Guaranty Ltd.	95	2,555
AvalonBay Communities, Inc. REIT	36	6,476
Axis Capital Holdings Ltd.	552	30,443
Bank of Hawaii Corp.	37	2,658
Bank of New York Mellon Corp.	60	2,524
BankUnited, Inc.	49	1,622
BB&T Corp.	125	4,546
Berkshire Hathaway, Inc., Class B*	20	2,811
BlackRock, Inc.	4	1,455
BOK Financial Corp. (a)	13	829
Boston Properties, Inc. REIT	22	2,764
Brixmor Property Group, Inc. REIT	43	1,086
Brown & Brown, Inc.	211	7,609
Camden Property Trust REIT	123	10,481
Capital One Financial Corp.	74	5,420
Care Capital Properties, Inc. REIT	173	4,496
CBL & Associates Properties, Inc. REIT	107	1,029
CBOE Holdings, Inc.	218	13,876

CBRE Group, Inc., Class A*	198	5,910
Charles Schwab Corp.	36	1,101
Chimera Investment Corp. REIT	768	11,512
Chubb Ltd.	221	27,981
Cincinnati Financial Corp.	258	17,828
CIT Group, Inc.	138	4,728
Citigroup, Inc.	13	605
Citizens Financial Group, Inc.	114	2,685
CME Group, Inc.	24	2,349
CNA Financial Corp.	19	624
Columbia Property Trust, Inc. REIT	77	1,588
Comerica, Inc.	54	2,543
Commerce Bancshares, Inc.	65	3,180
Communications Sales & Leasing, Inc. REIT	89	2,223
Corrections Corp. of America REIT	120	4,032
Credit Acceptance Corp.*(a)	18	3,372
Crown Castle International Corp. REIT	39	3,542
Cullen/Frost Bankers, Inc. (a)	30	2,007
DDR Corp. REIT	66	1,136
Digital Realty Trust, Inc. REIT (a)	55	5,250
Discover Financial Services	144	8,181
Douglas Emmett, Inc. REIT	42	1,423
Duke Realty Corp. REIT	161	3,811
E*Trade Financial Corp.*	24	669
East West Bancorp, Inc.	66	2,548
Eaton Vance Corp.	309	11,235
Empire State Realty Trust, Inc., Class A REIT	54	1,023
Endurance Specialty Holdings Ltd.	175	11,886
Equity Commonwealth REIT*	20	578
Equity Lifestyle Properties, Inc. REIT	114	8,356
Equity Residential REIT	60	4,153
Erie Indemnity Co., Class A	30	2,937
Essex Property Trust, Inc. REIT	10	2,272
Everest Re Group Ltd.	197	35,285
Extra Space Storage, Inc. REIT	95	8,832
FactSet Research Systems, Inc.	115	18,293
Federal Realty Investment Trust REIT	37	5,668
Federated Investors, Inc., Class B	200	6,464
Fifth Third Bancorp	284	5,359
First Horizon National Corp.	221	3,218
First Republic Bank	62	4,489
FNF Group	555	19,397
Four Corners Property Trust, Inc. REIT	71	1,380
Franklin Resources, Inc.	125	4,669
Gaming and Leisure Properties, Inc. REIT	275	9,050
General Growth Properties, Inc. REIT	60	1,612
Goldman Sachs Group, Inc.	9	1,435
Hanover Insurance Group, Inc.	151	13,089
Hartford Financial Services Group, Inc.	71	3,207
HCP, Inc. REIT	131	4,306
Healthcare Trust of America, Inc., Class A REIT	37	1,117
Hospitality Properties Trust REIT	137	3,507
Host Hotels & Resorts, Inc. REIT	185	2,849
Huntington Bancshares, Inc.	419	4,379
Interactive Brokers Group, Inc., Class A	54	2,170
Intercontinental Exchange, Inc.	14	3,796
Invesco Ltd.	185	5,809
Iron Mountain, Inc. REIT	102	3,747
Jones Lang LaSalle, Inc.	108	12,729
JPMorgan Chase & Co.	9	587
KeyCorp	275	3,525
Kilroy Realty Corp. REIT	12	758
Kimco Realty Corp. REIT	293	8,257
Lamar Advertising Co., Class A REIT	191	12,425
Lazard Ltd., Class A	222	7,810
Legg Mason, Inc.	60	2,070
Leucadia National Corp.	30	543
Liberty Property Trust REIT	77	2,874
Lincoln National Corp.	60	2,751
Loews Corp.	127	5,141
LPL Financial Holdings, Inc. (a)	143	3,988

M&T Bank Corp.	25	2,987
Macerich Co. REIT	464	35,412
Markel Corp.*	7	6,671
Marsh & McLennan Cos., Inc.	447	29,533
Mercury General Corp.	72	3,785
MetLife, Inc.	48	2,186
MFA Financial, Inc. REIT	596	4,297
Mid-America Apartment Communities, Inc. REIT	48	4,944
Moody’s Corp.	169	16,670
Morningstar, Inc.	67	5,657
MSCI, Inc.	297	23,698
Nasdaq, Inc.	138	9,109
National Retail Properties, Inc. REIT	102	4,624
New York Community Bancorp, Inc. (a)	228	3,589
Northern Trust Corp.	47	3,483
Old Republic International Corp.	342	6,553
OMEGA Healthcare Investors, Inc. REIT	131	4,182
OneMain Holdings, Inc.*(a)	21	656
Outfront Media, Inc. REIT	408	9,074
PacWest Bancorp	30	1,250
Paramount Group, Inc. REIT	18	295
People’s United Financial, Inc.	156	2,477
Piedmont Office Realty Trust, Inc., Class A REIT	48	962
PNC Financial Services Group, Inc.	55	4,936
Post Properties, Inc. REIT	203	12,296
Principal Financial Group, Inc.	89	3,966
ProAssurance Corp.	168	8,818
Progressive Corp.	1,488	49,550
Prologis, Inc. REIT	63	2,994
Prudential Financial, Inc.	37	2,932
Public Storage REIT	60	15,223
Raymond James Financial, Inc.	89	4,990
Rayonier, Inc. REIT	95	2,463
Realogy Holdings Corp.*	60	1,968
Realty Income Corp. REIT	78	4,687
Regency Centers Corp. REIT	89	6,817
Regions Financial Corp.	341	3,352
Reinsurance Group of America, Inc.	115	11,401
RenaissanceRe Holdings Ltd.	344	39,735
Retail Properties of America, Inc., Class A REIT	59	935
Santander Consumer USA Holdings, Inc.*	54	694
SEI Investments Co.	365	18,776
Senior Housing Properties Trust REIT	54	1,009
Signature Bank*	19	2,565
Simon Property Group, Inc. REIT	27	5,336
SL Green Realty Corp. REIT	27	2,737
Starwood Property Trust, Inc. REIT	102	2,103
State Street Corp.	16	1,009
SunTrust Banks, Inc.	36	1,578
SVB Financial Group*	11	1,212
Synchrony Financial*	544	16,973
Synovus Financial Corp.	36	1,158
T. Rowe Price Group, Inc.	263	20,267
Tanger Factory Outlet Centers, Inc. REIT	71	2,501
Taubman Centers, Inc. REIT	462	31,679
TCF Financial Corp.	101	1,451
TD Ameritrade Holding Corp.	54	1,764
Torchmark Corp.	260	16,024
Travelers Cos., Inc.	215	24,540
UDR, Inc. REIT	96	3,459
Unum Group	167	6,166
US Bancorp	54	2,312
Validus Holdings Ltd.	473	23,030
Ventas, Inc. REIT	38	2,521
Vornado Realty Trust REIT	73	6,973
Voya Financial, Inc.	179	5,882
W.R. Berkley Corp.	277	15,797
Waddell & Reed Financial, Inc., Class A	132	2,821
Weingarten Realty Investors REIT	233	8,768
Wells Fargo & Co.	7	355
Welltower, Inc. REIT	21	1,447
Weyerhaeuser Co. REIT	1,091	34,366

White Mountains Insurance Group Ltd.	13	10,470
WP Carey, Inc. REIT	54	3,462
WP Glimcher, Inc. REIT	125	1,277
XL Group PLC	95	3,263
Zions Bancorporation	54	1,513

		1,346,651

Health Care - 10.4%
Abbott Laboratories	191	7,569
AbbVie, Inc.	24	1,510
Aetna, Inc.	328	37,139
Agilent Technologies, Inc.	173	7,939
Alere, Inc.*	31	1,331
Alexion Pharmaceuticals, Inc.*	11	1,660
Align Technology, Inc.*	38	2,996
AmerisourceBergen Corp.	522	39,140
Amgen, Inc.	13	2,053
Anthem, Inc.	128	16,916
Baxalta, Inc.	669	30,259
Baxter International, Inc.	962	41,520
Becton Dickinson and Co.	7	1,165
Biogen, Inc.*	7	2,028
Bio-Rad Laboratories, Inc., Class A*	79	11,759
Bio-Techne Corp.	57	6,263
Boston Scientific Corp.*	287	6,518
Bristol-Myers Squibb Co.	48	3,442
Bruker Corp.	72	1,901
C.R. Bard, Inc.	74	16,209
Cardinal Health, Inc.	468	36,949
Celgene Corp.*	20	2,110
Centene Corp.*	276	17,209
Cerner Corp.*	109	6,061
Charles River Laboratories International, Inc.*	90	7,734
Cigna Corp.	191	24,469
Cooper Cos., Inc.	19	3,093
DaVita Healthcare Partners, Inc.*	146	11,289
DENTSPLY Sirona, Inc.	600	37,296
Edwards Lifesciences Corp.*	164	16,154
Eli Lilly & Co.	71	5,327
Envision Healthcare Holdings, Inc.*	31	769
Express Scripts Holding Co.*	155	11,710
Gilead Sciences, Inc.	37	3,221
HCA Holdings, Inc.*	48	3,745
Henry Schein, Inc.*	222	38,568
Hologic, Inc.*	180	6,194
Humana, Inc.	191	32,949
IDEXX Laboratories, Inc.*	101	8,845
Inovalon Holdings, Inc., Class A*(a)	30	558
Intuitive Surgical, Inc.*	8	5,078
Johnson & Johnson	26	2,930
Laboratory Corp. of America Holdings*	136	17,401
LifePoint Health, Inc.*	107	7,093
McKesson Corp.	139	25,456
MEDNAX, Inc.*	298	20,398
Merck & Co., Inc.	60	3,376
Mettler-Toledo International, Inc.*	54	20,267
Mylan N.V.*	30	1,300
Patterson Cos., Inc.	286	13,960
PerkinElmer, Inc.	138	7,556
Perrigo Co. PLC	7	671
Pfizer, Inc.	87	3,019
Premier, Inc., Class A*	12	382
QIAGEN NV*	114	2,460
Quest Diagnostics, Inc.	217	16,746
Quintiles Transnational Holdings, Inc.*	167	11,338
ResMed, Inc.	234	13,820
St Jude Medical, Inc.	181	14,183
Stryker Corp.	74	8,226
Teleflex, Inc.	78	12,566
Thermo Fisher Scientific, Inc.	18	2,732
United Therapeutics Corp.*	44	5,239
UnitedHealth Group, Inc.	95	12,699
Universal Health Services, Inc., Class B	98	13,216
Varian Medical Systems, Inc.*	149	12,336
VCA, Inc.*	144	9,350
VWR Corp.*	26	750
Waters Corp.*	97	13,342
Zimmer Biomet Holdings, Inc.	84	10,257

Zoetis, Inc.	144	6,828

		808,542

Industrials - 15.9%
3M Co.	60	10,099
Acuity Brands, Inc.	42	10,880
AECOM*	66	2,119
AGCO Corp.	242	12,567
Air Lease Corp.	150	4,507
Alaska Air Group, Inc.	435	28,884
Allegion PLC	121	8,184
Allison Transmission Holdings, Inc.	156	4,382
AMERCO	12	4,520
American Airlines Group, Inc.	19	606
AMETEK, Inc.	266	12,720
AO Smith Corp.	126	10,370
Armstrong Flooring, Inc.*	18	299
Armstrong World Industries, Inc.*	38	1,571
B/E Aerospace, Inc.	49	2,334
Babcock & Wilcox Enterprises, Inc.*	97	2,110
Boeing Co.	145	18,292
BWX Technologies, Inc.	83	2,919
C.H. Robinson Worldwide, Inc.	143	10,722
Carlisle Cos., Inc.	66	6,852
Caterpillar, Inc.	83	6,018
Chicago Bridge & Iron Co. NV	65	2,486
Cintas Corp.	223	21,140
Clean Harbors, Inc.*	34	1,751
Copart, Inc.*	248	12,278
Covanta Holding Corp.	71	1,184
Crane Co.	115	6,601
CSX Corp.	285	7,533
Cummins, Inc.	61	6,983
Danaher Corp.	126	12,393
Deere & Co.	90	7,406
Delta Air Lines, Inc.	131	5,693
Donaldson Co., Inc.	137	4,591
Dover Corp.	243	16,220
Dun & Bradstreet Corp.	88	11,167
Eaton Corp. PLC	103	6,348
Emerson Electric Co.	221	11,496
Equifax, Inc.	217	27,283
Expeditors International of Washington, Inc.	541	26,266
Fastenal Co. (a)	179	8,239
FedEx Corp.	84	13,857
Flowserve Corp.	121	5,824
Fluor Corp.	119	6,281
Fortune Brands Home & Security, Inc.	107	6,278
GATX Corp. (a)	48	2,202
General Dynamics Corp.	162	22,983
General Electric Co.	37	1,119
Genesee & Wyoming, Inc., Class A*	37	2,223
Graco, Inc.	89	7,144
HD Supply Holdings, Inc.*	150	5,295
Hertz Global Holdings, Inc.*	36	349
Hexcel Corp.	269	11,747
Honeywell International, Inc.	108	12,294
Hubbell, Inc.	108	11,477
Huntington Ingalls Industries, Inc.	211	32,370
IDEX Corp.	168	14,001
IHS, Inc., Class A*	72	8,851
Illinois Tool Works, Inc.	192	20,358
Ingersoll-Rand PLC	91	6,080
ITT, Inc.	138	4,900
Jacobs Engineering Group, Inc.*	509	25,801
JB Hunt Transport Services, Inc.	125	10,340
JetBlue Airways Corp.*	347	6,222
Kansas City Southern	31	2,886
KAR Auction Services, Inc.	186	7,633
KBR, Inc.	156	2,270
Kennametal, Inc.	26	636
Kirby Corp.*	78	5,466
L-3 Communications Holdings, Inc.	188	25,795
Landstar System, Inc.	137	9,295
Lennox International, Inc.	89	12,224
Lincoln Electric Holdings, Inc.	137	8,245
Lockheed Martin Corp.	95	22,442
Macquarie Infrastructure Corp.	65	4,655
ManpowerGroup, Inc.	383	30,544
Masco Corp.	251	8,193
Middleby Corp.*	37	4,595

MSC Industrial Direct Co., Inc., Class A	43	3,223
Nielsen Holdings PLC	215	11,479
Nordson Corp.	66	5,741
Norfolk Southern Corp.	95	7,986
Northrop Grumman Corp.	215	45,724
Old Dominion Freight Line, Inc.*	84	5,405
Orbital ATK, Inc.	43	3,742
Owens Corning	138	7,048
PACCAR, Inc.	110	6,133
Parker-Hannifin Corp.	104	11,943
Pentair PLC	169	10,181
Pitney Bowes, Inc.	197	3,670
Quanta Services, Inc.*	335	8,050
R.R. Donnelley & Sons Co.	331	5,392
Raytheon Co.	197	25,545
Regal Beloit Corp.	49	2,799
Republic Services, Inc.	278	13,422
Robert Half International, Inc.	195	8,110
Rockwell Automation, Inc.	149	17,291
Rockwell Collins, Inc.	210	18,564
Rollins, Inc.	263	7,474
Roper Technologies, Inc.	71	12,147
Ryder System, Inc.	43	2,994
Snap-on, Inc.	108	17,477
Southwest Airlines Co.	583	24,766
Spirit AeroSystems Holdings, Inc., Class A*	180	8,420
SPX Flow, Inc.*	177	5,305
Stanley Black & Decker, Inc.	218	24,673
Stericycle, Inc.*	44	4,312
Textron, Inc.	211	8,031
Timken Co.	77	2,560
Toro Co.	191	17,058
TransDigm Group, Inc.*	20	5,271
Trinity Industries, Inc.	79	1,427
Triumph Group, Inc.	14	528
Tyco International PLC	119	5,072
Union Pacific Corp.	48	4,041
United Continental Holdings, Inc.*	36	1,623
United Parcel Service, Inc., Class B	102	10,515
United Technologies Corp.	65	6,538
Valmont Industries, Inc.	44	6,086
Verisk Analytics, Inc.*	226	17,942
W.W. Grainger, Inc. (a)	54	12,331
WABCO Holdings, Inc.*	78	8,416
Wabtec Corp.	104	8,048
Waste Management, Inc.	466	28,403
Watsco, Inc.	79	10,604
Xylem, Inc.	271	12,103

		1,236,501

Information Technology - 13.1%
Accenture PLC, Class A	155	18,440
Activision Blizzard, Inc.	155	6,085
Adobe Systems, Inc.*	67	6,665
Akamai Technologies, Inc.*	38	2,074
Alliance Data Systems Corp.*	13	2,888
Alphabet, Inc., Class A*	1	749
Alphabet, Inc., Class C*	3	2,207
Amdocs Ltd.	851	49,350
Amphenol Corp., Class A	192	11,274
Analog Devices, Inc.	326	19,071
ANSYS, Inc.*	145	12,920
Apple, Inc.	75	7,490
Applied Materials, Inc.	132	3,223
ARRIS International PLC*	423	10,194
Arrow Electronics, Inc.*	263	16,995
Autodesk, Inc.*	50	2,914
Automatic Data Processing, Inc.	175	15,372
Avnet, Inc.	656	26,916
Black Knight Financial Services, Inc., Class A*	14	490
Booz Allen Hamilton Holding Corp.	181	5,298
Broadcom Ltd.	49	7,564
Broadridge Financial Solutions, Inc.	462	29,656
Brocade Communications Systems, Inc.	341	3,089
CA, Inc.	449	14,512
Cadence Design Systems, Inc.*	269	6,650
CDK Global, Inc.	115	6,360
CDW Corp.	341	14,513
Cisco Systems, Inc.	107	3,108
Citrix Systems, Inc.*	116	9,851

Cognex Corp.	54	2,326
Cognizant Technology Solutions Corp., Class A*	102	6,267
CommScope Holding Co., Inc.*	19	592
Computer Sciences Corp.	523	25,732
CoreLogic, Inc.*	30	1,118
Corning, Inc.	1,036	21,642
CoStar Group, Inc.*	8	1,653
CSRA, Inc.	629	15,580
Dolby Laboratories, Inc., Class A	54	2,562
DST Systems, Inc.	273	33,011
eBay, Inc.*	874	21,378
EchoStar Corp., Class A*	18	721
Electronic Arts, Inc.*	120	9,210
EMC Corp.	455	12,717
F5 Networks, Inc.*	18	1,984
Fidelity National Information Services, Inc.	170	12,626
Fiserv, Inc.*	236	24,858
FleetCor Technologies, Inc.*	10	1,489
FLIR Systems, Inc.	167	5,202
Fortinet, Inc.*	36	1,232
Gartner, Inc.*	156	15,853
Genpact Ltd.*	372	10,487
Global Payments, Inc.	108	8,391
Hewlett Packard Enterprise Co.	2,422	44,734
HP, Inc.	127	1,699
IAC/InterActiveCorp	115	6,426
Ingram Micro, Inc., Class A	49	1,697
Intel Corp.	180	5,686
International Business Machines Corp.	36	5,535
Intuit, Inc.	126	13,439
Jabil Circuit, Inc.	637	12,154
Jack Henry & Associates, Inc.	294	24,822
Juniper Networks, Inc.	149	3,488
Keysight Technologies, Inc.*	155	4,748
KLA-Tencor Corp.	138	10,064
Lam Research Corp. (a)	66	5,465
Leidos Holdings, Inc.	96	4,742
Lexmark International, Inc., Class A	86	3,256
Linear Technology Corp.	455	21,531
Lumentum Holdings, Inc.*	42	1,064
Marvell Technology Group Ltd.	149	1,524
MasterCard, Inc., Class A	54	5,179
Maxim Integrated Products, Inc.	418	15,867
Microchip Technology, Inc. (a)	207	10,698
Microsoft Corp.	43	2,279
Motorola Solutions, Inc.	79	5,472
National Instruments Corp.	168	4,800
NCR Corp.*	41	1,266
NetApp, Inc.	189	4,825
Nuance Communications, Inc.*	43	719
NVIDIA Corp.	246	11,493
ON Semiconductor Corp.*	198	1,934
Oracle Corp.	18	724
Palo Alto Networks, Inc.*	2	261
Paychex, Inc.	397	21,525
PayPal Holdings, Inc.*	138	5,215
PTC, Inc.*	20	715
QUALCOMM, Inc.	45	2,471
Red Hat, Inc.*	96	7,436
salesforce.com, Inc.*	9	753
Skyworks Solutions, Inc.	65	4,339
SS&C Technologies Holdings, Inc.	44	2,710
Symantec Corp.	294	5,104
Synopsys, Inc.*	472	24,388
Teradata Corp.*	83	2,352
Teradyne, Inc.	397	7,865
Texas Instruments, Inc.	306	18,544
Total System Services, Inc.	312	16,754
Trimble Navigation Ltd.*	72	1,842
Ultimate Software Group, Inc.*	27	5,521
Vantiv, Inc., Class A*	109	5,861
VeriSign, Inc.*(a)	240	20,510
Visa, Inc., Class A	48	3,789
VMware, Inc., Class A*	7	424
Western Digital Corp.	36	1,675
Western Union Co.	1,972	38,355
WEX, Inc.*	26	2,399
Xerox Corp.	611	6,092
Xilinx, Inc.	370	17,534

Yahoo!, Inc.*	21	797

		1,015,110

Materials - 5.9%
Air Products & Chemicals, Inc.	97	13,836
Albemarle Corp.	44	3,454
AptarGroup, Inc.	293	22,637
Ashland, Inc.	41	4,648
Avery Dennison Corp.	511	38,008
Axalta Coating Systems Ltd.*	43	1,210
Bemis Co., Inc.	269	13,541
Cabot Corp.	66	3,017
Celanese Corp., Class A, Series A	191	13,462
CF Industries Holdings, Inc.	216	5,975
Chemours Co. (a)	1,165	10,147
Compass Minerals International, Inc.	135	10,523
Crown Holdings, Inc.*	222	11,582
Domtar Corp.	266	10,278
Dow Chemical Co.	329	16,897
E.I. du Pont de Nemours & Co.	173	11,316
Eagle Materials, Inc.	19	1,488
Eastman Chemical Co.	79	5,795
Ecolab, Inc.	108	12,662
FMC Corp.	71	3,372
Graphic Packaging Holding Co.	564	7,558
International Flavors & Fragrances, Inc.	215	27,735
International Paper Co.	222	9,360
Lyondellbasell Industries NV, Class A	173	14,075
Monsanto Co.	67	7,535
Mosaic Co.	151	3,810
NewMarket Corp.	24	9,720
Newmont Mining Corp.	124	4,019
Nucor Corp.	358	17,367
Owens-Illinois, Inc.*	138	2,608
Packaging Corp. of America	187	12,759
PPG Industries, Inc.	114	12,276
Praxair, Inc.	118	12,963
Reliance Steel & Aluminum Co.	205	15,242
RPM International, Inc.	138	6,926
Scotts Miracle-Gro Co., Class A	49	3,406
Sealed Air Corp.	113	5,248
Sherwin-Williams Co.	61	17,756
Silgan Holdings, Inc.	178	9,103
Sonoco Products Co.	353	16,828
Southern Copper Corp. (a)	24	625
Steel Dynamics, Inc.	157	3,876
Valspar Corp.	179	19,389
Vulcan Materials Co.	36	4,203
Westlake Chemical Corp.	54	2,383

		460,618

Telecommunication Services - 0.5%
AT&T, Inc.	143	5,599
CenturyLink, Inc.	431	11,689
Frontier Communications Corp. (a)	435	2,249
SBA Communications Corp., Class A*	34	3,380
Telephone & Data Systems, Inc.	179	5,153
T-Mobile US, Inc.*	24	1,026
United States Cellular Corp.*	19	718
Verizon Communications, Inc.	166	8,449

		38,263

Utilities - 9.8%
AES Corp.	534	5,922
AGL Resources, Inc.	450	29,610
Alliant Energy Corp.	495	18,340
Ameren Corp.	480	23,784
American Electric Power Co., Inc.	419	27,122
American Water Works Co., Inc.	338	25,046
Aqua America, Inc.	407	13,150
Atmos Energy Corp.	354	25,807
Calpine Corp.*	235	3,478
CenterPoint Energy, Inc.	535	12,054
CMS Energy Corp.	705	29,483
Consolidated Edison, Inc.	428	31,355
Dominion Resources, Inc.	99	7,153
DTE Energy Co.	327	29,652
Duke Energy Corp.	110	8,605
Edison International	448	32,090
Entergy Corp.	186	14,121
Eversource Energy	318	17,566

Exelon Corp.	294	10,075
FirstEnergy Corp.	321	10,532
Great Plains Energy, Inc.	591	17,245
Hawaiian Electric Industries, Inc.	226	7,420
ITC Holdings Corp.	122	5,432
MDU Resources Group, Inc.	264	6,038
National Fuel Gas Co.	13	715
NextEra Energy, Inc.	126	15,135
NiSource, Inc.	1,878	44,809
OGE Energy Corp.	109	3,291
PG&E Corp.	471	28,298
Pinnacle West Capital Corp.	302	22,224
PPL Corp.	910	35,071
Public Service Enterprise Group, Inc.	703	31,459
Questar Corp.	258	6,504
SCANA Corp.	274	19,155
Sempra Energy	114	12,212
Southern Co.	364	17,996
TECO Energy, Inc.	431	11,870
UGI Corp.	333	14,292
Vectren Corp.	309	15,351
WEC Energy Group, Inc.	270	16,238
Westar Energy, Inc.	474	26,701
Xcel Energy, Inc.	773	31,979

		764,380

TOTAL COMMON STOCKS
(Cost $7,584,002)		7,765,202

SECURITIES LENDING COLLATERAL - 2.2%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $168,492)	168,492	168,492

TOTAL INVESTMENTS - 102.1%
(Cost $7,752,494)†		$7,933,694
Other assets and liabilities, net - (2.1%)		(160,298)

NET ASSETS - 100.0%		$7,773,396

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $7,752,494. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $181,200. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $272,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $91,420.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $164,718, which is 2.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$7,765,202	$—	$—	$7,765,202
Short-Term Investments	168,492	—	—	168,492

Total	$7,933,694	$—	$—	$7,933,694

(d)	See Schedule of investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	July 26, 2016

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	July 26, 2016

*	Print the name and title of each signing officer under his or her signature.